UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03342

Sit Mid Cap Growth Fund, Inc.

(Exact name of Registrant as specified in charter)

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Address of principal executive offices)

Paul E. Rasmussen, VP

Sit Mutual Funds

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(612) 332-3223

Date of fiscal year end:  June 30, 2026

Date of reporting period:  June 30, 2026

Item 1: Reports to Stockholders.

NBNGX

Sit Mid Cap Growth Fund

Annual Shareholder Report

June 30, 2026

Fund Overview

This annual shareholder report contains important information about Sit Mid Cap Growth Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Mid Cap Growth Fund	$137	1.25%

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2026, the Sit Mid Cap Growth Fund returned +19.35%, outperforming the Russell Midcap Growth® Index's return of +6.17%. The significant overweight in the electronic technology sector was the primary factor driving outperformance, with several large holdings posting strong gains, including Ciena (+503%), Coherent (+342%), and Applied Materials (+298%). In addition, the retail trade sector outperformed largely due to the outperformance of TJX Companies (+24%). Strong stock selection in health technology sector also boosted returns, driven by Exact Sciences (+97%), Glaukos (+35%), and Ascendis (+55%) The producer manufacturing sector detracted from returns, largely due to an underweight position in Comfort Systems, which gained +270% during the period. Stock selection in non-energy minerals, industrial services, and energy minerals also detracted from returns over the period. Underperformers in these sectors included Waste Connections (-10%), Trex (-8%), and Jacobs Solutions (-3%).

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

Sit Mid Cap Growth Fund
Russell Midcap® Growth Index
Russell 3000® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
40,672
34,075
31,019
6/16
6/17
6/18
6/19
6/20
6/21
6/22
6/23
6/24
6/25
6/26

Table Summary
	Sit Mid Cap Growth Fund	Russell 3000® Index	Russell Midcap® Growth Index
6/16	$10,000	$10,000	$10,000
6/17	11,874	11,851	11,705
6/18	12,992	13,602	13,873
6/19	14,520	14,824	15,806
6/20	15,791	15,792	17,689
6/21	21,948	22,767	25,432
6/22	16,526	19,610	17,911
6/23	20,162	23,327	22,054
6/24	23,264	28,721	25,373
6/25	25,990	33,114	32,095
6/26	31,019	40,672	34,075

The Fund continues to use the Russell Midcap® Growth Index as an additional benchmark.

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph above and table below are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

Average Annual Total Returns (as of 06/30/26)

Table Summary
	1 Year	5 Years	10 Years
Sit Mid Cap Growth Fund	19.35%	7.16%	11.99%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell Midcap® Growth Index	6.17%	6.03%	13.04%

Fund Statistics (as of 06/30/26)

Table Summary
Total Net Assets	$236,490,912
# of Portfolio Holdings	64
Portfolio Turnover Rate	10.68%
Investment Advisory Fees Paid	$2,762,218
Weighted average market cap	$262.2 Billion

What did the Fund invest in?

The Fund primarily invested in common stocks of domestic medium to small companies with capitalizations ranging from $2 billion to $15 billion. The tables below reflect the investment makeup of the Fund as of June 30, 2026. Portfolio holdings are subject to change.

Top 10 Equity (% of Net Assets)

Table Summary
Broadcom, Inc.	9.0%
Arista Networks, Inc.	8.9
Applied Materials, Inc.	6.5
Ciena Corp.	3.4
Coherent Corp.	3.3
Monolithic Power Systems, Inc.	3.2
TJX Cos., Inc.	3.0
Crowdstrike Holdings, Inc.	2.1
Dover Corp.	2.1
Ameriprise Financial, Inc.	2.0

Sector Allocation (% of Net Assets)

Table Summary
Electronic Technology	37.1%
Technology Services	12.0
Producer Manufacturing	11.1
Finance	8.7
Health Technology	7.9
Industrial Services	5.9
Retail Trade	4.6
Consumer Non-Durables	2.1
Others	8.3
Cash and other net assets	2.3
Total	100.0%

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2026.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

NBNGX

Sit Mid Cap Growth Fund

Annual Shareholder Report

June 30, 2026

Item 2:  Code of Ethics.

The Registrant has adopted a Code of Ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The Registrant has not made any amendment to its code of ethics during the period covered by this report which must be described herein pursuant to Item 2. The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the Registrant’s code of ethics is available without charge upon request by calling the Registrant at 612-332-3223 or 1-800-332-5580, or by mail at Sit Mutual Funds, 3300 IDS Center, 80 South Eighth Street, Minneapolis, MN 55402.

Item 3:  Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that Mr. Edward M. Giles, Mr. Sidney L. Jones, Mr. Bruce C. Lueck, Mr. Donald W. Phillips, and Mr. Barry N. Winslow are audit committee financial experts serving on its audit committee. Mr. Giles, Mr. Jones, Mr. Lueck, Mr. Phillips, and Mr. Winslow are independent for purposes of this Item.

Item 4:  Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the Registrant for the last two fiscal years for professional services rendered by the Registrant’s principal accountant were as follows:

	Audit Fees (a)	Audit Related Fees (b)	Tax Fees (c)	All Other Fees (d)
Fiscal year ended June 30, 2026	$25,600	0	$6,380	0
Fiscal year ended June 30, 2025	$24,900	0	$6,170	0

(e)  (1)  The Audit Committee is required to pre-approve audit and non-audit services performed for the Registrant by the independent auditor in order to assure that the provision of such services does not impair the auditor’s independence. The audit committee also is required to pre-approve certain non-audit services performed by the Registrant’s independent auditor for the Registrant’s investment adviser and certain of the adviser’s affiliates if the services relate directly to the operations and financial reporting of the Registrant. Services to be provided by the auditor must receive general pre-approval or specific pre-approval by the audit committee. Any proposed services exceeding pre-approved cost levels will require separate pre-approval by the audit committee.

The audit committee may delegate pre-approval authority to the audit committee chairman. The chairman shall report any pre-approval decisions to the audit committee at its next scheduled meeting. The audit committee does not delegate its responsibility to pre-approve services performed by the independent auditor to management.

(2) No services included in (b) – (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the Registrant’s principal accountant for non-audit services rendered to the Registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant were $0 and $0, respectively.

(h) The Registrant’s audit committee has determined that the provision of non-audit services rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is considered compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5:  Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6:  Investments.

The schedule of investments is included as part of the material filed under Item 7 of this Form.

Item 7:  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Other Information June 30, 2026 Balanced Fund Dividend Growth Fund Global Dividend Growth Fund Large Cap Growth Fund ESG Growth Fund Mid Cap Growth Fund Small Cap Dividend Growth Fund Small Cap Growth Fund International Growth Fund Developing Markets Growth Fund

Sit Stock Funds FINANCIAL STATEMENTS AND OTHER INFORMATION TABLE OF CONTENTS

This document must be preceded or accompanied by a Prospectus.

SCHEDULE OF INVESTMENTS

June 30, 2026

Sit Balanced Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 64.3%

Consumer Non-Durables - 0.3%
PepsiCo, Inc.	1,825	247,105

Consumer Services - 1.7%
McDonald’s Corp.	1,450	391,949
Visa, Inc.	2,800	960,652

		1,352,601

Electronic Technology - 24.1%
Apple, Inc.	13,475	3,899,126
Applied Materials, Inc.	1,900	1,373,700
Arista Networks, Inc. *	3,060	519,833
Broadcom, Inc.	10,850	4,098,588
Honeywell Aerospace, Inc. *	725	160,283
Motorola Solutions, Inc.	750	311,468
NVIDIA Corp.	30,900	6,182,781
Palo Alto Networks, Inc. *	4,320	1,473,206
Tower Semiconductor, Ltd. *	825	215,028
Vertiv Holdings Co.	1,225	410,155

		18,644,168

Energy Minerals - 0.2%
Shell, PLC, ADR	2,400	186,096

Finance - 5.0%
Ameriprise Financial, Inc.	1,150	527,574
Bank of America Corp.	4,800	273,504
Chubb, Ltd.	1,400	477,036
Goldman Sachs Group, Inc.	1,600	1,618,192
JPMorgan Chase & Co.	2,925	957,440

		3,853,746

Health Services - 1.0%
UnitedHealth Group, Inc.	1,900	789,697

Health Technology - 3.9%
Abbott Laboratories	2,450	222,313
AbbVie, Inc.	1,750	440,370
Eli Lilly & Co.	840	1,007,521
Intuitive Surgical, Inc. *	1,290	513,007
Merck & Co., Inc.	1,825	234,512
Thermo Fisher Scientific, Inc.	1,040	521,414

		2,939,137

Industrial Services - 1.7%
Cheniere Energy, Inc.	1,900	454,119
Waste Connections, Inc.	1,500	250,035
Williams Cos., Inc.	8,700	646,758

		1,350,912

Process Industries - 0.9%
Linde, PLC	575	298,391
Sherwin-Williams Co.	1,000	344,320

		642,711

Producer Manufacturing - 4.4%
Axon Enterprise, Inc. *	405	227,047
Eaton Corp., PLC	800	340,896
Emerson Electric Co.	750	107,363
General Dynamics Corp.	700	247,968
Honeywell International, Inc.	725	162,327
Northrop Grumman Corp.	375	190,991

Name of Issuer	Quantity	Fair Value ($)

Parker-Hannifin Corp.	625	611,325
Safran SA, ADR	7,350	722,285
Siemens AG, ADR	5,175	832,709

		3,442,911

Retail Trade - 5.4%
Amazon.com, Inc. *	9,700	2,311,898
Home Depot, Inc.	1,825	643,641
Netflix, Inc. *	5,900	421,260
TJX Cos., Inc.	5,100	772,650

		4,149,449

Technology Services - 14.5%
Accenture, PLC	2,025	251,991
Alphabet, Inc. - Class A	12,400	4,431,388
Alphabet, Inc. - Class C	3,675	1,298,488
Autodesk, Inc. *	1,275	247,886
Intuit, Inc.	1,200	313,200
Meta Platforms, Inc.	2,115	1,191,358
Microsoft Corp.	7,475	2,788,324
ServiceNow, Inc. *	2,800	277,984
Take-Two Interactive Software, Inc. *	1,765	441,215

		11,241,834

Transportation - 0.7%
Union Pacific Corp.	2,050	557,600

Utilities - 0.5%
NextEra Energy, Inc.	4,140	363,368

Total Common Stocks (cost: $15,827,436)		49,761,335

Name of Issuer	Principal Amount ($)	Fair Value ($)

Bonds – 29.9%

Asset-Backed Securities - 0.9%
DTE Electric Securitization Funding II, LLC
6.09%, 9/1/37	100,000	107,773

Duke Energy Florida, LLC
2.86%, 3/1/33	120,000	109,770

Duke Energy Progress SC Storm Funding, LLC
5.40%, 3/1/44	70,119	71,463

Evergy Missouri West Storm Funding I, LLC
5.10%, 12/1/38	89,086	89,730

RCKT Mortgage Trust
2025-CES1 A1A, 5.65%, 1/25/45 14, 4	309,965	311,084

Small Business Administration
2008-20A 1, 5.17%, 1/1/28	3,882	3,890

		693,710

Collateralized Mortgage Obligations - 6.6%

Chase Home Lending Mortgage Trust:
2026-1 A5A, 5.00%, 11/25/56 1, [4]	200,000	190,530
2024-9 A4, 5.50%, 9/25/55 1, [4]	37,469	37,434
2023-1 A2, 6.00%, 6/25/54 1, [4]	96,970	98,129
2024-1 A8A, 6.00%, 1/25/55 1, [4]	200,000	199,228
2024-2 A8A, 6.00%, 2/25/55 1, [4]	200,000	199,248

See accompanying notes to financial statements.

2	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Fair Value ($)

2024-3 A8, 6.00%, 2/25/55 1, [4]	100,000	99,616
2024-4 A8, 6.00%, 3/25/55 1, [4]	200,000	200,630
2025-1 A4, 6.00%, 11/25/55 1, [4]	160,117	160,373
2025-2 A8, 6.00%, 12/25/55 1, [4]	250,000	247,989

Fannie Mae:
2017-84 JP, 2.75%, 10/25/47	14,311	12,568
2026-47 GK, 4.50%, 2/25/54	225,000	211,929
2004-T1 1A1, 6.00%, 1/25/44	9,392	9,672
1999-17 C, 6.35%, 4/25/29	1,197	1,205
2009-30 AG, 6.50%, 5/25/39	15,544	16,322
2004-W9 2A1, 6.50%, 2/25/44	16,928	17,215
2004-T3 1A3, 7.00%, 2/25/44	3,674	3,742

Freddie Mac:
5280 A, 3.50%, 1/25/50	107,642	101,398
4812 CZ, 4.00%, 5/15/48	121,699	114,109
5598 CM, 4.50%, 4/25/53	275,000	263,922
5676 CB, 4.50%, 11/25/55	300,000	282,469
4293 BA, 5.15%, 10/15/47 [1]	4,843	4,899
2122 ZE, 6.00%, 2/15/29	8,056	8,171
2126 C, 6.00%, 2/15/29	5,032	5,095
2480 Z, 6.00%, 8/15/32	9,193	9,393
2485 WG, 6.00%, 8/15/32	10,935	11,241
2357 ZJ, 6.50%, 9/15/31	9,604	9,824
4520 HM, 6.50%, 8/15/45	9,208	9,942
3704 CT, 7.00%, 12/15/36	4,740	4,992

Government National Mortgage Association:
2021-86 WB, 4.73%, 5/20/51 [1]	111,408	106,480
2021-104 HT, 5.50%, 6/20/51	140,533	142,838
2021-27 AW, 5.92%, 2/20/51 [1]	151,951	154,560
2018-147 AM, 7.00%, 10/20/48	18,088	18,827
2015-80 BA, 7.00%, 6/20/45 [1]	2,353	2,477
2005-74 HA, 7.50%, 9/16/35	30	30

JP Morgan Mortgage Trust:
2021-6 A4, 2.50%, 10/25/51 1, [4]	222,891	199,964
2021-13 A4, 2.50%, 4/25/52 1, [4]	197,346	176,404
2021-6 A12, 5.00%, 10/25/51 1, [4]	233,772	226,723
2023-6 A2, 6.00%, 12/26/53 1, [4]	82,674	83,662
2023-10 A8, 6.00%, 5/25/54 1, [4]	150,000	149,172
2024-1 A8, 6.00%, 6/25/54 1, [4]	160,971	160,413
2024-2 A8A, 6.00%, 8/25/54 1, [4]	16,348	16,300
2024-4 A8A, 6.00%, 10/25/54 1, [4]	200,000	199,215
2024-5 A8, 6.00%, 11/25/54 1, [4]	200,000	199,894
2025-1 A8, 6.00%, 6/25/55 1, [4]	250,000	248,124

New Residential Mortgage Loan Trust:
2018-3A A1, 4.50%, 5/25/58 1, [4]	22,218	21,482

Sequoia Mortgage Trust:
2020-4 A5, 2.50%, 11/25/50 1, [4]	30,739	28,349
2026-4 A7, 5.50%, 3/25/56 1, [4]	150,000	147,109
2025-1 A4, 6.00%, 1/25/55 1, [4]	119,824	120,084
2025-3 A16, 6.00%, 4/25/55 1, [4]	150,000	149,414

Wells Fargo Mortgaged Backed Securities Trust:
2020-5 A3, 2.50%, 9/25/50 1, [4]	23,997	22,010

		5,104,816

Corporate Bonds - 5.8%
Assurant, Inc., 5.55%, 2/15/36	150,000	149,485
BOKF NA (Subordinated), 6.11%, 11/6/40	250,000	256,447
Booz Allen Hamilton, Inc., 5.95%, 4/15/35	250,000	249,422

Name of Issuer	Principal Amount ($)	Fair Value ($)

Charles Stark Draper Lab., Inc., 4.39%, 9/1/48	100,000	85,619
CVS Pass-Through Trust:
4.16%, 8/11/36 [4]	143,776	134,637
6.94%, 1/10/30	56,076	57,509
Dominion Energy, Inc. (Subordinated), 6.25%, 12/15/56	150,000	150,625
Entergy Corp. (Subordinated), 6.10%, 6/15/56	125,000	125,235
Entergy Louisiana, LLC, 5.80%, 3/15/55	125,000	125,495
Equifax, Inc., 7.00%, 7/1/37	200,000	221,764
Evergy Kansas Central, Inc., 5.30%, 7/1/36	125,000	125,394
Exelon Corp. (Subordinated), 6.50%, 3/15/55	150,000	153,958
Fifth Third Bank NA (Subordinated), 5.33%, 8/25/33	250,000	250,064
First Citizens BancShares, Inc. (Subordinated), 6.25%, 3/12/40	200,000	197,163
Halliburton Co., 7.60%, 8/15/96 [4]	75,000	84,725
Hut 8 DC, LLC, 6.19%, 11/15/42 [4]	125,000	126,829
JPMorgan Chase & Co. (Subordinated), 5.58%, 7/23/36	125,000	126,954
L3Harris Technologies, Inc., 5.50%, 8/15/54	50,000	48,617
Morgan Stanley, 5.07%, 1/30/37	125,000	122,437
NextEra Energy Capital Holdings, Inc., 6.20%, 10/1/56	100,000	100,048
Old National Bancorp (Subordinated), 5.77%, 2/15/36	250,000	250,073
Old Republic International Corp., 5.70%, 6/1/36	50,000	50,259
Pinnacle Financial Partners, Inc., 5.60%, 5/19/32	125,000	125,468
Regions Financial Corp. (Subordinated), 7.38%, 12/10/37	200,000	227,922
South State Bank NA (Subordinated), 8.38%, 8/15/34	100,000	106,000
Southern Co. (Subordinated), 6.00%, 4/1/58	50,000	50,121
SouthState Bank Corp. (Subordinated), 7.00%, 6/13/35	150,000	156,903
Union Electric Co., 4.00%, 4/1/48	275,000	216,996
US Bancorp (Subordinated), 4.97%, 7/22/33	100,000	99,186
Western Alliance Bank (Subordinated), 6.54%, 11/15/35	100,000	99,304
Wynnton Funding Trust, 5.25%, 8/15/35 [4]	250,000	247,524

		4,522,183

Federal Home Loan Mortgage Corporation - 1.1%
4.00%, 1/1/53	222,326	208,588
4.00%, 11/1/54	229,303	214,811
4.00%, 3/1/55	245,391	229,862
4.50%, 4/1/55	234,947	225,726

		878,987

Federal National Mortgage Association - 4.8%
4.00%, 9/1/53	237,676	223,001
4.00%, 4/1/54	155,360	145,543
4.00%, 5/1/54	260,885	244,399
4.00%, 9/1/54	158,606	148,582
4.00%, 11/1/54	230,924	216,331
4.00%, 4/1/55	470,644	440,860
4.00%, 5/1/55	539,456	505,317
4.50%, 7/1/52	261,511	253,264
4.50%, 9/1/52	259,856	251,414
4.50%, 6/1/53	202,559	195,877
4.50%, 7/1/53	222,903	215,124

See accompanying notes to financial statements.

JUNE 30, 2026	3

SCHEDULE OF INVESTMENTS

June 30, 2026

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

4.50%, 6/1/54	235,603	226,371
4.50%, 11/1/54	542,746	521,478
4.50%, 10/1/55	72,957	70,093
6.50%, 9/1/27	2,722	2,817

		3,660,471

Government National Mortgage Association - 0.6%
3.50%, 2/20/52	204,764	186,245
4.00%, 9/20/52	184,576	169,740
4.50%, 8/20/64	105,405	100,913
6.50%, 11/20/38	7,484	7,673
7.00%, 11/20/27	731	755
7.00%, 9/20/29	5,284	5,457
7.00%, 9/20/38	3,925	4,054
7.50%, 4/20/32	3,017	3,054

		477,891

Taxable Municipal Securities - 5.2%
City of Colorado Springs Co. Utilities System Rev., 6.62%, 11/15/40	250,000	277,573
City of Oak Creek G.O., 2.40%, 10/1/29	295,000	281,770
CO Edu. & Cultural Fac. Auth., 3.97%, 3/1/56	205,000	155,781
County of Vermillion Rev., 4.90%, 8/1/32	250,000	251,415
Dallas County Hospital Dist. G.O., 5.62%, 8/15/44	200,000	201,194
Downtown Dallas Dev. Auth., 6.21%, 8/15/36	240,000	240,210

ID Hsg. & Fin. Association Rev.:
5.18%, 5/1/28	90,000	89,338
5.23%, 5/1/28	110,000	109,191
IL Hsg. Dev. Auth. Rev., 5.38%, 10/1/36	250,000	252,013
IN Hsg. & Community Dev. Auth. Rev., 5.75%, 7/1/54	260,000	264,503
LaGrange Co. Regional Utility Dist., 2.98%, 1/1/40	230,000	189,970
MA Edu. Auth., 4.95%, 7/1/38	155,000	152,201
MA School Building Auth. Rev., 5.72%, 8/15/39	300,000	309,485
Maricopa Co. Indus. Dev. Auth., 3.50%, 7/1/44 [4]	100,000	81,018
MN Hsg. Fin. Agy., 2.31%, 1/1/27	135,000	133,859
MS Dev. Bank Rev., 5.06%, 5/1/37	200,000	200,551
NE Investment Fin. Auth. Rev., 6.00%, 9/1/31	115,000	120,077
Texas Children’s Hospital, 3.37%, 10/1/29 [17]	90,000	87,738
TX Dept. of Hsg. & Community Affairs Rev., 6.25%, 9/1/53	190,000	197,059
Utah Charter Sch. Fin. Auth., 2.40%, 10/15/27	205,000	199,540
WV Hsg. Dev. Fund Rev., 5.45%, 5/1/34	250,000	257,717

		4,052,203

Name of Issuer	Principal Amount ($)	Fair Value ($)

U.S. Treasury / Federal Agency Securities - 4.9%

U.S. Treasury - 4.9%
U.S. Treasury Bonds:
4.63%, 5/15/54	225,000	214,638
4.63%, 2/15/55	575,000	548,855
4.75%, 11/15/53	1,150,000	1,117,432
4.75%, 2/15/56	150,000	146,390
U.S. Treasury Inflation Indexed Notes 1.25%, 4/15/28	305,319	300,461
U.S. Treasury Notes:
4.00%, 11/15/35	600,000	581,437
4.13%, 2/15/36	575,000	562,063
4.25%, 8/15/35	200,000	197,789
4.50%, 11/15/33	100,000	101,133

		3,770,198

Total Bonds (cost $23,644,511)		23,160,459

Name of Issuer	Quantity	Fair Value ($)

Investment Companies 4.1%
Angel Oak Financial Strategies Income Trust	28,182	360,730
BlackRock Core Bond Trust	31,526	289,093
BlackRock Income Trust, Inc.	8,379	89,823
BlackRock Taxable Municipal Bond Trust	29,033	469,464
DoubleLine Opportunistic Credit Fund	4,400	63,272
DWS Municipal Income Trust	24,300	223,560
First Trust Mortgage Income Fund	11,200	131,712
John Hancock Income Securities Trust	5,900	65,047
MFS Government Markets Income Trust	28,700	82,369
MFS Intermediate Income Trust	108,833	268,818
Nuveen Multi-Market Income Fund	22,553	132,161
Nuveen Taxable Municipal Income Fund	11,867	187,261
Putnam Master Intermediate Income Trust	66,500	214,795
Putnam Premier Income Trust	77,203	269,438
TCW Strategic Income Fund, Inc.	59,631	268,937

Total Investment Companies (cost: $3,181,073)		3,116,480

Short-Term Securities - 1.5%
Fidelity Inv. Money Mkt. Gvt. Fund, 3.53% (cost $1,173,473)	1,173,473	1,173,473

Total Investments in Securities - 99.8% (cost $43,826,493)		77,211,747

Other Assets and Liabilities, net - 0.2%		192,201

Net Assets - 100.0%		$77,403,948

See accompanying notes to financial statements.

4	FINANCIAL STATEMENTS AND OTHER INFORMATION

*	Non-income producing security.
1

Variable rate security. Rate disclosed is as of June 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

4

144A Restricted Security. The total value of such securities as of June 30, 2026 was $4,567,313 and represented 5.9% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

14	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of June 30, 2026.
17

Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

ADR — American Depositary Receipt

LLC — Limited Liability Company

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of June 30, 2026 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks**	49,761,335	—	—	49,761,335
Asset-Backed Securities	—	693,710	—	693,710
Collateralized Mortgage Obligations	—	5,104,816	—	5,104,816
Corporate Bonds	—	4,522,183	—	4,522,183
Federal Home Loan Mortgage Corporation	—	878,987	—	878,987
Federal National Mortgage Association	—	3,660,471	—	3,660,471
Government National Mortgage Association	—	477,891	—	477,891
Taxable Municipal Securities	—	4,052,203	—	4,052,203
U.S. Treasury / Federal Agency Securities	—	3,770,198	—	3,770,198
Investment Companies	3,116,480	—	—	3,116,480
Short-Term Securities	1,173,473	—	—	1,173,473

Total:	54,051,288	23,160,459	—	77,211,747

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

JUNE 30, 2026	5

SCHEDULE OF INVESTMENTS

June 30, 2026

Sit Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 99.2%

Commercial Services - 1.0%
S&P Global, Inc.	5,775	2,351,926

Communications - 0.7%
Verizon Communications, Inc.	41,400	1,752,876

Consumer Non-Durables - 3.2%
Coca-Cola Co.	33,075	2,688,005
Mondelez International, Inc.	27,200	1,573,248
Procter & Gamble Co.	24,450	3,585,348

		7,846,601

Consumer Services - 2.4%
McDonald’s Corp.	9,875	2,669,311
Visa, Inc.	9,575	3,285,087

		5,954,398

Electronic Technology - 24.6%
Analog Devices, Inc.	6,550	2,601,464
Apple, Inc.	41,800	12,095,248
Applied Materials, Inc.	5,950	4,301,850
Broadcom, Inc.	27,100	10,237,025
Cisco Systems, Inc.	37,675	4,425,305
Garmin, Ltd.	7,525	1,787,489
Honeywell Aerospace, Inc. *	6,450	1,425,966
International Business Machines Corp.	12,425	3,494,034
Micron Technology, Inc.	5,275	6,088,880
NVIDIA Corp.	54,300	10,864,887
TE Connectivity, PLC	13,325	2,686,453

		60,008,601

Energy Minerals - 2.2%
ConocoPhillips	22,650	2,354,694
Exxon Mobil Corp.	21,650	2,959,988

		5,314,682

Finance - 15.2%
American International Group, Inc.	33,550	2,500,481
Ameriprise Financial, Inc.	5,300	2,431,428
Axis Capital Holdings, Ltd.	11,975	1,286,594
Bank of America Corp.	52,000	2,962,960
Bank of New York Mellon Corp.	16,225	2,346,297
CareTrust REIT, Inc.	67,825	2,736,739
Carlyle Group, Inc.	41,650	1,753,882
Citigroup, Inc.	15,700	2,197,372
Citizens Financial Group, Inc.	27,425	1,921,670
Equitable Holdings, Inc.	47,400	2,079,912
Goldman Sachs Group, Inc.	2,450	2,477,856
Intercontinental Exchange, Inc.	12,125	1,492,709
JPMorgan Chase & Co.	12,000	3,927,960
Morgan Stanley	12,775	2,670,486
Realty Income Corp.	36,900	2,286,324
US Bancorp	32,175	1,943,370

		37,016,040

Health Services - 2.9%
Cardinal Health, Inc.	13,125	3,117,975
Quest Diagnostics, Inc.	6,575	1,393,571
UnitedHealth Group, Inc.	6,225	2,587,297

		7,098,843

Name of Issuer	Quantity	Fair Value ($)

Health Technology - 11.0%
Abbott Laboratories	24,325	2,207,251
AbbVie, Inc.	12,400	3,120,336
Agilent Technologies, Inc.	21,250	2,822,638
AstraZeneca, PLC	16,900	3,204,578
Eli Lilly & Co.	3,440	4,126,039
Johnson & Johnson	12,575	3,193,673
Medtronic, PLC	29,550	2,311,696
Merck & Co., Inc.	25,375	3,260,687
Stryker Corp.	7,900	2,487,236

		26,734,134

Industrial Services - 3.2%
Waste Management, Inc.	12,100	2,696,848
Williams Cos., Inc.	68,100	5,062,554

		7,759,402

Process Industries - 2.3%
Avery Dennison Corp.	17,600	2,857,360
Linde, PLC	5,500	2,854,170

		5,711,530

Producer Manufacturing - 9.3%
Dover Corp.	9,800	2,197,944
Eaton Corp., PLC	7,665	3,266,210
Emerson Electric Co.	12,900	1,846,635
Flowserve Corp.	26,725	1,981,926
GE Vernova, Inc.	2,510	2,948,899
General Dynamics Corp.	7,150	2,532,816
Honeywell International, Inc.	6,450	1,444,155
RTX Corp.	15,475	2,936,072
Siemens AG, ADR	9,175	1,476,349
Xylem, Inc.	18,325	2,166,198

		22,797,204

Retail Trade - 4.9%
Amazon.com, Inc. *	19,075	4,546,336
eBay, Inc.	14,050	1,570,088
Home Depot, Inc.	10,000	3,526,800
TJX Cos., Inc.	15,775	2,389,912

		12,033,136

Technology Services - 9.7%
Alphabet, Inc. - Class A	24,500	8,755,565
Genpact, Ltd.	67,275	1,850,063
Meta Platforms, Inc.	4,355	2,453,128
Microsoft Corp.	28,525	10,640,395

		23,699,151

Transportation - 2.1%
CH Robinson Worldwide, Inc.	10,775	2,029,363
CSX Corp.	65,375	3,107,274

		5,136,637

Utilities - 4.5%
Evergy, Inc.	25,675	2,219,090
IDACORP, Inc.	8,900	1,346,570
NextEra Energy, Inc.	25,075	2,200,833
NiSource, Inc.	42,800	2,035,140

See accompanying notes to financial statements.

6	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Quantity	Fair Value ($)

PPL Corp.	86,475	3,143,366

		10,944,999

Total Common Stocks (cost: $166,587,646)		242,160,160

Short-Term Securities - 0.9%
Fidelity Inv. Money Mkt. Gvt. Fund, 3.53% (cost $2,135,284)	2,135,284	2,135,284

Total Investments in Securities - 100.1% (cost $168,722,930)		244,295,444

Other Assets and Liabilities, net - (0.1)%		(348,201)

Net Assets - 100.0%		$243,947,243

*	Non-income producing security.

ADR	— American Depositary Receipt

PLC	— Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of June 30, 2026 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	242,160,160	—	—	242,160,160
Short-Term Securities	2,135,284	—	—	2,135,284
Total:	244,295,444	—	—	244,295,444

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

JUNE 30, 2026	7

SCHEDULE OF INVESTMENTS

June 30, 2026

Sit Global Dividend Growth Fund

Investments are grouped by geographic region

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 96.3%

Asia - 4.3%

Australia - 1.4%
Atlassian Corp. *	3,445	267,987
Macquarie Group, Ltd.	3,810	660,228

		928,215

Japan - 1.1%
Recruit Holdings Co., Ltd.	10,600	738,633

Singapore - 1.8%
Singapore Technologies Engineering, Ltd.	155,000	1,244,792

Europe - 26.1%

Belgium - 1.5%
D’ieteren Group	5,225	1,017,303

France - 1.1%
Safran SA, ADR	7,520	738,990

Germany - 5.8%
Allianz SE, ADR	23,840	1,123,341
Infineon Technologies AG	6,275	585,559
Muenchener Rueckversicherungs AG	1,470	820,495
Siemens AG	4,250	1,365,278

		3,894,673

Ireland - 3.8%
Accenture, PLC	3,285	408,786
Eaton Corp., PLC	850	362,202
Linde, PLC	1,445	749,868
Trane Technologies, PLC	2,125	1,043,715

		2,564,571

Spain - 2.2%
Iberdrola SA	59,010	1,472,558

Switzerland - 3.3%
Chubb, Ltd.	2,290	780,295
Lonza Group AG	930	628,210
Nestle SA	4,885	502,284
Partners Group Holding AG	375	307,333

		2,218,122

United Kingdom - 8.4%
AstraZeneca, PLC	6,500	1,232,530
BAE Systems, PLC	27,380	669,708
Compass Group, PLC	14,170	457,691
London Stock Exchange Group, PLC	6,715	726,998
Man Group, PLC	216,290	838,316
RELX, PLC	14,120	444,962
Shell, PLC, ADR	16,175	1,254,210

		5,624,415

North America - 65.9%

United States - 65.9%
Abbott Laboratories	7,230	656,050
AbbVie, Inc.	750	188,730
Alphabet, Inc. - Class A	8,790	3,141,282
Apple, Inc.	16,875	4,882,950
Applied Materials, Inc.	6,100	4,410,300
Arthur J Gallagher & Co.	2,425	556,707

Name of Issuer	Quantity	Fair Value ($)

Bank of America Corp.	5,900	336,182
Broadcom, Inc.	17,285	6,529,409
Cheniere Energy, Inc.	2,830	676,398
ConocoPhillips	4,025	418,439
Eli Lilly & Co.	800	959,544
FedEx Corp.	1,900	594,947
Fedex Freight Holding Co., Inc. *	950	143,450
Goldman Sachs Group, Inc.	1,370	1,385,577
Home Depot, Inc.	2,490	878,173
Honeywell Aerospace, Inc. *	2,165	478,638
Honeywell International, Inc.	2,165	484,744
JPMorgan Chase & Co.	7,180	2,350,230
Lockheed Martin Corp.	1,525	776,927
McDonald’s Corp.	2,100	567,651
Microsoft Corp.	9,375	3,497,063
Mondelez International, Inc.	6,940	401,410
NVIDIA Corp.	16,125	3,226,451
Otis Worldwide Corp.	3,785	271,006
PepsiCo, Inc.	4,765	645,181
Salesforce, Inc.	705	110,445
Sherwin-Williams Co.	1,835	631,827
Stryker Corp.	1,050	330,582
Thermo Fisher Scientific, Inc.	1,145	574,057
Union Pacific Corp.	3,960	1,077,120
UnitedHealth Group, Inc.	2,580	1,072,325
Waste Management, Inc.	3,815	850,287
WEC Energy Group, Inc.	3,010	351,478
Williams Cos., Inc.	12,000	892,080

		44,347,640

Total Common Stocks (cost: $23,552,563)		64,789,912

Short-Term Securities - 3.5%

Fidelity Inv. Money Mkt. Gvt. Fund, 3.53% (cost $2,352,229)	2,352,229	2,352,229

Total Investments in Securities - 99.8% (cost $25,904,792)		67,142,141

Other Assets and Liabilities, net - 0.2%		130,640

Net Assets - 100.0%		$67,272,781

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

8	FINANCIAL STATEMENTS AND OTHER INFORMATION

A summary of the levels for the Fund’s investments as of June 30, 2026 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks
Australia	928,215	—	—	928,215
Belgium	1,017,303	—	—	1,017,303
France	738,990	—	—	738,990
Germany	3,894,673	—	—	3,894,673
Ireland	2,564,571	—	—	2,564,571
Japan	738,633	—	—	738,633
Singapore	1,244,792	—	—	1,244,792
Spain	1,472,558	—	—	1,472,558
Switzerland	2,218,122	—	—	2,218,122
United Kingdom	5,624,415	—	—	5,624,415
United States	44,347,640	—	—	44,347,640
Short-Term Securities	2,352,229	—	—	2,352,229

Total:	67,142,141	—	—	67,142,141

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

JUNE 30, 2026	9

SCHEDULE OF INVESTMENTS

June 30, 2026

Sit Large Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 96.5%

Consumer Durables - 0.5%
Sony Group Corp., ADR	66,000	1,323,960

Consumer Non-Durables - 0.5%
PepsiCo, Inc.	10,000	1,354,000

Consumer Services - 2.5%
McDonald’s Corp.	6,650	1,797,561
Visa, Inc.	13,650	4,683,179

		6,480,740

Electronic Technology - 36.8%
Apple, Inc.	104,575	30,259,822
Applied Materials, Inc.	15,350	11,098,050
Arista Networks, Inc. *	15,000	2,548,200
Broadcom, Inc.	27,050	10,218,138
Honeywell Aerospace, Inc. *	4,213	931,300
NVIDIA Corp.	164,925	32,999,843
Palo Alto Networks, Inc. *	18,450	6,291,819
Tower Semiconductor, Ltd. *	4,375	1,140,300
Vertiv Holdings Co.	6,175	2,067,513

		97,554,985

Energy Minerals - 0.6%
ConocoPhillips	15,925	1,655,563

Finance - 3.8%
Bank of America Corp.	25,250	1,438,745
Chubb, Ltd.	5,050	1,720,737
Goldman Sachs Group, Inc.	5,150	5,208,556
JPMorgan Chase & Co.	4,900	1,603,917

		9,971,955

Health Services - 1.6%
UnitedHealth Group, Inc.	10,125	4,208,254

Health Technology - 7.0%
Abbott Laboratories	15,500	1,406,470
AbbVie, Inc.	2,975	748,629
Dexcom, Inc. *	22,000	1,481,700
Eli Lilly & Co.	5,940	7,124,614
Intuitive Surgical, Inc. *	6,950	2,763,876
Merck & Co., Inc.	9,400	1,207,900
Stryker Corp.	3,775	1,188,521
Thermo Fisher Scientific, Inc.	5,250	2,632,140

		18,553,850

Industrial Services - 2.3%
Cheniere Energy, Inc.	10,925	2,611,184
Williams Cos., Inc.	46,900	3,486,546

		6,097,730

Process Industries - 1.2%
Linde, PLC	2,650	1,375,191
Sherwin-Williams Co.	5,225	1,799,072

		3,174,263

Producer Manufacturing - 6.1%
Axon Enterprise, Inc. *	2,125	1,191,297
BAE Systems, PLC, ADR	15,500	1,518,225
Eaton Corp., PLC	3,975	1,693,827

Name of Issuer	Quantity	Fair Value ($)

Emerson Electric Co.	14,975	2,143,671
General Dynamics Corp.	3,550	1,257,552
Honeywell International, Inc.	4,213	943,179
Northrop Grumman Corp.	1,875	954,956
Parker-Hannifin Corp.	3,150	3,081,078
Siemens AG, ADR	21,675	3,487,724

		16,271,509

Retail Trade - 7.9%
Amazon.com, Inc. *	49,200	11,726,328
Home Depot, Inc.	8,425	2,971,329
Netflix, Inc. *	30,650	2,188,410
TJX Cos., Inc.	18,075	2,738,362
Ulta Beauty, Inc. *	2,800	1,262,744

		20,887,173

Technology Services - 24.3%
Accenture, PLC	10,200	1,269,288
Alphabet, Inc. - Class A	12,500	4,467,125
Alphabet, Inc. - Class C	63,600	22,471,788
Autodesk, Inc. *	6,300	1,224,846
Intuit, Inc.	5,200	1,357,200
Meta Platforms, Inc.	14,575	8,209,952
Microsoft Corp.	55,000	20,516,100
salesforce.com, Inc.	7,600	1,190,616
ServiceNow, Inc. *	11,375	1,129,310
Take-Two Interactive Software, Inc. *	9,700	2,424,806

		64,261,031

Transportation - 1.0%
Union Pacific Corp.	9,200	2,502,400

Utilities - 0.4%
NextEra Energy, Inc.	13,100	1,149,787

Total Common Stocks (cost: $69,737,071)		255,447,200

Short-Term Securities - 2.7%
Fidelity Inv. Money Mkt. Gvt. Fund, 3.53% (cost $7,255,345)	7,255,345	7,255,345

Total Investments in Securities - 99.2% (cost $76,992,416)		262,702,545

Other Assets and Liabilities, net - 0.8%		2,140,383

Net Assets - 100.0%		$264,842,928

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

10	FINANCIAL STATEMENTS AND OTHER INFORMATION

A summary of the levels for the Fund’s investments as of June 30, 2026 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks**	255,447,200	—	—	255,447,200
Short-Term Securities	7,255,345	—	—	7,255,345

Total:	262,702,545	—	—	262,702,545

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

JUNE 30, 2026	11

SCHEDULE OF INVESTMENTS

June 30, 2026

Sit ESG Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 94.0%

Asia - 7.6%

Japan - 4.9%
Keyence Corp.	200	99,708
Recruit Holdings Co., Ltd.	3,100	216,015
Sony Group Corp., ADR	10,875	218,153
Terumo Corp.	13,400	184,111

		717,987

Singapore - 2.7%
Singapore Technologies Engineering, Ltd.	49,900	400,743

Europe - 29.1%

Belgium - 1.0%
D’ieteren Group	785	152,839

France - 1.9%
Safran SA, ADR	2,750	270,242

Germany - 6.2%
Allianz SE, ADR	5,525	260,338
Deutsche Post AG	1,550	94,042
Infineon Technologies AG	1,225	114,312
Muenchener Rueckversicherungs AG	275	153,494
Siemens AG, ADR	1,775	285,615

		907,801

Ireland - 4.8%
Accenture, PLC	750	93,330
CRH, PLC	1,200	128,400
Medtronic, PLC	725	56,717
Trane Technologies, PLC	875	429,765

		708,212

Netherlands - 0.9%
ASML Holding NV	65	129,314

Spain - 2.8%
Iberdrola SA, ADR	4,050	404,595

Switzerland - 2.9%
Chubb, Ltd.	250	85,185
Lonza Group AG	185	124,967
Nestle SA, ADR	1,200	123,228
Ypsomed Holding AG	207	93,457

		426,837

United Kingdom - 8.6%
AstraZeneca, PLC	1,500	284,430
BAE Systems, PLC, ADR	1,450	142,027
Coca-Cola Europacific Partners, PLC	2,100	210,147
Compass Group, PLC	3,600	116,280
Entain, PLC	10,225	75,817
Man Group, PLC	55,725	215,984
RELX, PLC, ADR	4,700	148,849
Rentokil Initial, PLC, ADR	2,375	67,949

		1,261,483

North America - 57.3%

United States - 57.3%
AbbVie, Inc.	160	40,262
Alphabet, Inc. - Class A	2,500	893,425

Name of Issuer	Quantity	Fair Value ($)

Apple, Inc.	3,600	1,041,696
Broadcom, Inc.	1,925	727,169
Cheniere Energy, Inc.	600	143,406
Dexcom, Inc. *	1,080	72,738
Ecolab, Inc.	325	90,548
Eli Lilly & Co.	178	213,499
FedEx Corp.	375	117,424
Fedex Freight Holding Co., Inc. *	187	28,237
Goldman Sachs Group, Inc.	600	606,822
Home Depot, Inc.	745	262,747
JPMorgan Chase & Co.	1,075	351,880
Lockheed Martin Corp.	275	140,101
Microsoft Corp.	2,000	746,040
NIKE, Inc.	850	34,892
NVIDIA Corp.	9,250	1,850,832
PepsiCo, Inc.	875	118,475
salesforce.com, Inc.	425	66,581
T Rowe Price Group, Inc.	475	54,003
TJX Cos., Inc.	1,380	209,070
UnitedHealth Group, Inc.	500	207,815
Visa, Inc.	475	162,968
Williams Cos., Inc.	2,675	198,859

		8,379,489

Total Common Stocks (cost: $5,199,199)		13,759,542

Short-Term Securities - 5.9%
Fidelity Inv. Money Mkt. Gvt. Fund, 3.53% (cost $857,965)	857,965	857,965

Total Investments in Securities - 99.9% (cost $6,057,164)		14,617,507

Other Assets and Liabilities, net - 0.1%		12,482

Net Assets - 100.0%		$14,629,989

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

12	FINANCIAL STATEMENTS AND OTHER INFORMATION

A summary of the levels for the Fund’s investments as of June 30, 2026 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks
Belgium	152,839	—	—	152,839
France	270,242	—	—	270,242
Germany	907,801	—	—	907,801
Ireland	708,212	—	—	708,212
Japan	717,987	—	—	717,987
Netherlands	129,314	—	—	129,314
Singapore	400,743	—	—	400,743
Spain	404,595	—	—	404,595
Switzerland	426,837	—	—	426,837
United Kingdom	1,261,483	—	—	1,261,483
United States	8,379,489	—	—	8,379,489
Short-Term Securities	857,965	—	—	857,965

Total:	14,617,507	—	—	14,617,507

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

JUNE 30, 2026	13

SCHEDULE OF INVESTMENTS

June 30, 2026

Sit Mid Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.7%

Commercial Services - 0.9%
Amentum Holdings, Inc. *	26,202	541,595
Booz Allen Hamilton Holding Corp.	27,550	1,671,459

		2,213,054

Consumer Durables - 0.6%
YETI Holdings, Inc. *	28,100	1,392,636

Consumer Non-Durables - 2.1%
Coca-Cola Europacific Partners, PLC	40,700	4,072,849
elf Beauty, Inc. *	12,250	906,500

		4,979,349

Consumer Services - 0.6%
Nexstar Media Group, Inc.	7,375	1,317,101

Electronic Technology - 37.1%
Applied Materials, Inc.	21,175	15,309,525
Arista Networks, Inc. *	123,800	21,031,144
Broadcom, Inc.	56,300	21,267,325
Ciena Corp. *	16,525	8,106,504
Coherent Corp. *	19,850	7,830,230
Monolithic Power Systems, Inc.	5,400	7,464,744
Synopsys, Inc. *	3,653	1,629,494
Tower Semiconductor, Ltd. *	4,700	1,225,008
Vertiv Holdings Co.	11,575	3,875,541

		87,739,515

Energy Minerals - 0.6%
Northern Oil & Gas, Inc.	73,100	1,326,765

Finance - 8.7%
Ameriprise Financial, Inc.	10,000	4,587,600
Arthur J Gallagher & Co.	11,600	2,663,012
Carlyle Group, Inc.	85,700	3,608,827
Hamilton Lane, Inc.	17,550	1,383,466
Intercontinental Exchange, Inc.	25,300	3,114,683
Pinnacle Financial Partners, Inc.	29,100	2,935,608
Reinsurance Group of America, Inc.	10,300	2,190,295

		20,483,491

Health Services - 1.6%
Encompass Health Corp.	24,800	2,506,784
Tenet Healthcare Corp. *	6,350	1,187,958

		3,694,742

Health Technology - 7.9%
Align Technology, Inc. *	6,025	1,016,177
Ascendis Pharma A/S *	8,350	2,227,112
Dexcom, Inc. *	48,040	3,235,494
Glaukos Corp. *	26,515	3,705,736
IDEXX Laboratories, Inc. *	4,350	2,290,014
Natera, Inc. *	11,700	3,175,965
Thermo Fisher Scientific, Inc.	6,100	3,058,296

		18,708,794

Industrial Services - 5.9%
Argan, Inc.	5,100	4,072,605
Cheniere Energy, Inc.	12,000	2,868,120
Jacobs Solutions, Inc.	24,700	3,112,200

Name of Issuer	Quantity	Fair Value ($)

Waste Connections, Inc.	23,400	3,900,546

		13,953,471

Non-Energy Minerals - 0.8%
Trex Co., Inc. *	38,625	1,932,795

Producer Manufacturing - 11.1%
AMETEK, Inc.	14,675	3,550,470
Axon Enterprise, Inc. *	6,800	3,812,148
BWX Technologies, Inc.	13,600	2,647,240
Carlisle Cos., Inc.	10,075	3,654,706
Donaldson Co., Inc.	22,950	2,060,222
Dover Corp.	21,875	4,906,125
Hubbell, Inc.	7,500	3,924,000
Xylem, Inc.	14,550	1,719,955

		26,274,866

Retail Trade - 4.6%
TJX Cos., Inc.	46,500	7,044,750
Ulta Beauty, Inc. *	8,600	3,878,428

		10,923,178

Technology Services - 12.0%
Atlassian Corp. *	16,950	1,318,541
Autodesk, Inc. *	14,800	2,877,416
Booking Holdings, Inc.	11,250	2,005,200
Crowdstrike Holdings, Inc. *	6,500	4,960,410
Datadog, Inc. *	17,400	4,530,264
Dynatrace, Inc. *	65,375	2,870,616
Euronet Worldwide, Inc. *	16,075	1,176,529
HubSpot, Inc. *	6,825	1,245,631
PTC, Inc. *	29,500	3,351,495
Sportradar Group AG *	86,400	1,293,408
Spotify Technology SA *	3,250	1,492,172
Take-Two Interactive Software, Inc. *	4,892	1,222,902

		28,344,584

Transportation - 1.3%
Alaska Air Group, Inc. *	17,300	903,060
Knight-Swift Transportation Holdings, Inc.	28,500	2,219,295

		3,122,355

Utilities - 1.9%
Vistra Corp.	19,100	3,029,833
WEC Energy Group, Inc.	12,800	1,494,656

		4,524,489

Total Common Stocks (cost: $76,931,301)		230,931,185

Short-Term Securities - 2.4%
Fidelity Inv. Money Mkt. Gvt. Fund, 3.53% (cost $5,724,894)	5,724,894	5,724,894

Total Investments in Securities - 100.1% (cost $82,656,195)		236,656,079

Other Assets and Liabilities, net - (0.1)%		(165,167)

Net Assets - 100.0%		$236,490,912

See accompanying notes to financial statements.

14	FINANCIAL STATEMENTS AND OTHER INFORMATION

*	Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of June 30, 2026 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks**	230,931,185	—	—	230,931,185
Short-Term Securities	5,724,894	—	—	5,724,894

Total:	236,656,079	—	—	236,656,079

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

JUNE 30, 2026	15

SCHEDULE OF INVESTMENTS

June 30, 2026

Sit Small Cap Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 93.7%

Commercial Services - 1.7%
Booz Allen Hamilton Holding Corp.	2,700	163,809
Brink’s Co.	3,100	292,919
Colliers International Group, Inc.	3,600	337,644
FTI Consulting, Inc. *	1,000	149,010

		943,382

Communications - 0.5%
Iridium Communications, Inc.	4,900	268,765

Consumer Durables - 1.8%
Century Communities, Inc.	3,925	281,265
IMAX Corp. *	17,100	681,606

		962,871

Consumer Non-Durables - 0.8%
Sensient Technologies Corp.	3,650	450,009

Consumer Services - 1.3%
Covista, Inc. *	3,200	398,912
Nexstar Media Group, Inc.	1,675	299,138

		698,050

Electronic Technology - 12.2%
Coherent Corp. *	4,475	1,765,253
Entegris, Inc.	3,340	600,733
MKS, Inc.	3,975	1,768,080
Monolithic Power Systems, Inc.	1,050	1,451,478
Power Integrations, Inc.	13,000	1,088,880

		6,674,424

Energy Minerals - 1.2%
Chord Energy Corp.	3,525	402,908
Northern Oil & Gas, Inc.	14,275	259,091

		661,999

Finance - 24.5%
Artisan Partners Asset Management, Inc.	5,350	184,735
Axis Capital Holdings, Ltd.	5,625	604,350
Broadstone Net Lease, Inc.	26,125	540,004
CareTrust REIT, Inc.	16,900	681,915
Carlyle Group, Inc.	8,075	340,038
CNO Financial Group, Inc.	14,000	713,720
Columbia Banking System, Inc.	25,750	825,288
CubeSmart	10,000	397,700
Equitable Holdings, Inc.	9,625	422,345
Essential Properties Realty Trust, Inc.	14,450	431,332
Evercore, Inc.	2,315	790,434
Glacier Bancorp, Inc.	8,075	416,509
HA Sustainable Infrastructure Capital, Inc.	4,825	188,416
Hamilton Lane, Inc.	6,800	536,044
Hanover Insurance Group, Inc.	2,475	529,947
Hercules Capital, Inc.	24,675	389,125
Horace Mann Educators Corp.	12,900	666,285
Huntington Bancshares, Inc.	42,136	747,071
Old National Bancorp	32,575	843,693
Outfront Media, Inc.	9,925	325,143
Pinnacle Financial Partners, Inc.	7,488	755,389
Piper Sandler Cos.	8,600	622,124
Provident Financial Services, Inc.	26,100	617,004
Stifel Financial Corp.	7,950	554,671

Name of Issuer	Quantity	Fair Value ($)

Western Alliance Bancorp	3,625	297,975

		13,421,257

Health Services - 2.2%
Addus HomeCare Corp. *	5,545	557,106
Encompass Health Corp.	4,275	432,117
Tenet Healthcare Corp. *	1,300	243,204

		1,232,427

Health Technology - 6.4%
AtriCure, Inc. *	17,300	484,054
Bio-Techne Corp.	4,100	289,665
Glaukos Corp. *	4,940	690,414
iRadimed Corp.	3,450	329,682
STERIS, PLC	975	205,306
Supernus Pharmaceuticals, Inc. *	12,250	569,748
TG Therapeutics, Inc. *	7,945	436,498
Vericel Corp. *	10,825	481,604

		3,486,971

Industrial Services - 14.4%
Argan, Inc.	2,615	2,088,208
DT Midstream, Inc.	5,600	821,744
EMCOR Group, Inc.	1,850	1,535,278
Golar LNG, Ltd.	14,800	737,632
Kodiak Gas Services, Inc.	18,400	1,382,392
TechnipFMC, PLC	19,550	1,296,165

		7,861,419

Non-Energy Minerals - 2.7%
Commercial Metals Co.	3,950	247,862
Eagle Materials, Inc.	2,075	466,875
James Hardie Industries, PLC *	5,893	154,279
MP Materials Corp. *	10,600	593,706

		1,462,722

Process Industries - 3.9%
Avient Corp.	8,900	328,944
Cabot Corp.	4,325	392,796
CSW Industrials, Inc.	1,200	333,960
Hawkins, Inc.	975	138,548
Olin Corp.	11,500	227,930
Silgan Holdings, Inc.	11,400	528,846
Stepan Co.	3,325	185,269

		2,136,293

Producer Manufacturing - 14.3%
AeroVironment, Inc. *	2,775	458,069
AZZ, Inc.	3,650	565,933
Belden, Inc.	3,175	380,714
BWX Technologies, Inc.	3,150	613,148
Carlisle Cos., Inc.	775	281,131
Crane Co.	3,275	730,554
Crane NXT Co.	6,775	346,609
Donaldson Co., Inc.	5,650	507,201
EnPro, Inc.	1,900	716,167
Flowserve Corp.	12,475	925,146
Hubbell, Inc.	1,225	640,920
Huntington Ingalls Industries, Inc.	1,625	454,821
Lincoln Electric Holdings, Inc.	1,075	285,423
Regal Rexnord Corp.	2,900	690,751

See accompanying notes to financial statements.

16	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Quantity	Fair Value ($)

Zurn Water Solutions Corp.	4,700	237,491

		7,834,078

Retail Trade - 2.2%
Boot Barn Holdings, Inc. *	2,400	394,248
Casey’s General Stores, Inc.	1,025	814,660

		1,208,908

Technology Services - 1.0%
Genpact, Ltd.	13,325	366,438
nCino, Inc. *	11,535	188,597

		555,035

Transportation - 1.4%
Knight-Swift Transportation Holdings, Inc.	3,700	288,119
TFI International, Inc.	3,475	498,906

		787,025

Utilities - 1.2%
Chesapeake Utilities Corp.	3,075	376,626
IDACORP, Inc.	1,750	264,775

		641,401

Total Common Stocks (cost: $30,230,320)		51,287,036

Short-Term Securities - 6.5%
Fidelity Inv. Money Mkt. Gvt. Fund, 3.53% (cost $3,561,477)	3,561,477	3,561,477

Total Investments in Securities - 100.2% (cost $33,791,797)		54,848,513

Other Assets and Liabilities, net - (0.2)%		(82,574)

Net Assets - 100.0%		$54,765,939

*	Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of June 30, 2026 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	51,287,036	—	—	51,287,036
Short-Term Securities	3,561,477	—	—	3,561,477
Total:	54,848,513	—	—	54,848,513

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

JUNE 30, 2026	17

SCHEDULE OF INVESTMENTS

June 30, 2026

Sit Small Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 96.3%

Commercial Services - 1.6%
Booz Allen Hamilton Holding Corp.	13,150	797,811
Colliers International Group, Inc.	11,050	1,036,379
FTI Consulting, Inc. *	3,075	458,206

		2,292,396

Communications - 0.5%
Iridium Communications, Inc.	12,975	711,679

Consumer Durables - 1.6%
Century Communities, Inc.	6,600	472,956
IMAX Corp. *	26,125	1,041,343
YETI Holdings, Inc. *	15,850	785,526

		2,299,825

Consumer Non-Durables - 0.6%
Sensient Technologies Corp.	6,775	835,290

Consumer Services - 1.4%
Covista, Inc. *	9,475	1,181,153
Nexstar Media Group, Inc.	4,450	794,726

		1,975,879

Electronic Technology - 22.6%
Arista Networks, Inc. *	44,700	7,593,636
Ciena Corp. *	10,300	5,052,768
Coherent Corp. *	17,675	6,972,258
Entegris, Inc.	5,249	944,085
MKS, Inc.	13,400	5,960,320
Monolithic Power Systems, Inc.	4,100	5,667,676
Synopsys, Inc. *	1,002	446,962

		32,637,705

Energy Minerals - 0.5%
Northern Oil & Gas, Inc.	39,300	713,295

Finance - 6.3%
Artisan Partners Asset Management, Inc.	25,750	889,148
Axis Capital Holdings, Ltd.	22,125	2,377,110
Columbia Banking System, Inc.	11,625	372,581
Hamilton Lane, Inc.	18,000	1,418,940
Hanover Insurance Group, Inc.	3,200	685,184
Old National Bancorp	38,250	990,675
Outfront Media, Inc.	26,425	865,683
Stifel Financial Corp.	17,700	1,234,929
Western Alliance Bancorp	3,600	295,920

		9,130,170

Health Services - 2.5%
Addus HomeCare Corp. *	15,250	1,532,167
Encompass Health Corp.	13,525	1,367,107
Tenet Healthcare Corp. *	3,575	668,811

		3,568,085

Health Technology - 10.8%
Align Technology, Inc. *	2,150	362,619
Amneal Pharmaceuticals, Inc. *	46,000	796,260
Arcutis Biotherapeutics, Inc. *	23,675	620,758
ARS Pharmaceuticals, Inc. *	73,100	585,531
Ascendis Pharma A/S, ADR *	5,100	1,360,272
AtriCure, Inc. *	60,800	1,701,184

Name of Issuer	Quantity	Fair Value ($)

Bio-Techne Corp.	14,800	1,045,620
Butterfly Network, Inc. *	119,575	1,006,822
Establishment Labs Holdings, Inc. *	17,900	1,535,999
Glaukos Corp. *	14,565	2,035,604
STERIS, PLC	3,475	731,731
Supernus Pharmaceuticals, Inc. *	34,200	1,590,642
TG Therapeutics, Inc. *	8,150	447,761
TransMedics Group, Inc. *	11,025	732,280
Vericel Corp. *	25,975	1,155,628

		15,708,711

Industrial Services - 15.8%
Argan, Inc.	7,300	5,829,415
EMCOR Group, Inc.	5,850	4,854,798
Golar LNG, Ltd.	41,100	2,048,424
Kodiak Gas Services, Inc.	49,050	3,685,127
TechnipFMC, PLC	61,580	4,082,754
Waste Connections, Inc.	14,025	2,337,827

		22,838,345

Non-Energy Minerals - 4.1%
Eagle Materials, Inc.	10,300	2,317,500
James Hardie Industries, PLC *	25,022	655,076
MP Materials Corp. *	33,350	1,867,933
Trex Co., Inc. *	20,825	1,042,083

		5,882,592

Process Industries - 1.7%
CSW Industrials, Inc.	3,650	1,015,795
Hawkins, Inc.	2,600	369,460
Olin Corp.	19,775	391,940
UFP Technologies, Inc. *	2,550	676,082

		2,453,277

Producer Manufacturing - 15.0%
AAR Corp. *	6,975	996,937
AeroVironment, Inc. *	6,650	1,097,715
AZZ, Inc.	18,450	2,860,672
Belden, Inc.	13,600	1,630,776
Carlisle Cos., Inc.	2,200	798,050
Crane Co.	13,700	3,056,059
Crane NXT Co.	19,075	975,877
Donaldson Co., Inc.	17,275	1,550,777
Flowserve Corp.	27,475	2,037,546
Hubbell, Inc.	4,375	2,289,000
Lincoln Electric Holdings, Inc.	5,400	1,433,754
Regal Rexnord Corp.	8,340	1,986,505
Zurn Water Solutions Corp.	19,325	976,492

		21,690,160

Retail Trade - 4.1%
Boot Barn Holdings, Inc. *	6,775	1,112,929
Casey’s General Stores, Inc.	4,300	3,417,597
Ulta Beauty, Inc. *	3,050	1,375,489

		5,906,015

Technology Services - 3.6%
Euronet Worldwide, Inc. *	5,050	369,609
Globant SA *	11,350	328,469
HubSpot, Inc. *	3,175	579,469
nCino, Inc. *	35,375	578,381
PTC, Inc. *	14,500	1,647,345

See accompanying notes to financial statements.

18	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Quantity	Fair Value ($)

Sportradar Group AG *	47,575	712,198
Take-Two Interactive Software, Inc. *	4,075	1,018,669

		5,234,140

Transportation - 2.7%
Alaska Air Group, Inc. *	17,675	922,635
Knight-Swift Transportation Holdings, Inc.	18,725	1,458,116
TFI International, Inc.	11,225	1,611,573

		3,992,324

Utilities - 0.9%
Chesapeake Utilities Corp.	4,925	603,214
IDACORP, Inc.	4,850	733,805

		1,337,019

Total Common Stocks (cost: $61,387,873)		139,206,907

Short-Term Securities - 4.1%

Fidelity Inv. Money Mkt. Gvt. Fund, 3.53% (cost $5,988,973)	5,988,973	5,988,973

Total Investments in Securities - 100.4% (cost $67,376,846)		145,195,880

Other Assets and Liabilities, net - (0.4)%		(595,342)

Net Assets - 100.0%		$144,600,538

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of June 30, 2026 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	139,206,907	—	—	139,206,907
Short-Term Securities	5,988,973	—	—	5,988,973
Total:	145,195,880	—	—	145,195,880

** For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

JUNE 30, 2026	19

SCHEDULE OF INVESTMENTS

June 30, 2026

Sit International Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 96.9%

Africa/Middle East - 0.5%

Israel - 0.5%
Tower Semiconductor, Ltd. *	725	188,964

Asia - 25.5%

Australia - 5.0%
Atlassian Corp. *	1,425	110,851
BHP Group, Ltd., ADR	2,900	241,599
Lynas Rare Earths, Ltd. *	43,175	539,853
Macquarie Group, Ltd.	2,225	385,566
Rio Tinto, PLC, ADR	4,400	417,692
Westpac Banking Corp.	4,425	107,871

		1,803,432

China/Hong Kong - 2.0%
AIA Group, Ltd.	32,200	293,349
Baidu, Inc., ADR *	1,075	122,862
ENN Energy Holdings, Ltd.	18,400	94,922
Ping An Insurance Group Co. of China, Ltd.	33,500	218,055

		729,188

India - 0.4%
HDFC Bank, Ltd., ADR	4,800	123,984

Japan - 8.5%
Keyence Corp.	1,000	498,539
Mitsubishi Heavy Industries, Ltd.	18,000	405,843
Mizuho Financial Group, Inc., ADR	28,400	272,072
Recruit Holdings Co., Ltd.	11,200	780,442
Sony Group Corp., ADR	35,325	708,620
Terumo Corp.	30,300	416,312

		3,081,828

Singapore - 4.7%
DBS Group Holdings, Ltd.	17,160	867,451
Singapore Technologies Engineering, Ltd.	104,800	841,640

		1,709,091

South Korea - 3.1%
Hanwha Aerospace Co., Ltd.	220	141,290
Samsung Electronics Co., Ltd., GDR	185	997,150

		1,138,440

Taiwan - 1.8%
Hon Hai Precision Industry Co., Ltd., GDR	11,750	189,175
Taiwan Semiconductor Co., ADR	1,000	477,570

		666,745

Europe - 55.8%

Belgium - 2.8%
D’ieteren Group	2,800	545,157
UCB SA	1,550	464,010

		1,009,167

Denmark - 1.0%
Ascendis Pharma A/S, ADR *	1,315	350,737

France - 10.4%
AXA SA	11,750	588,711
Elis SA	12,125	375,444

Name of Issuer	Quantity	Fair Value ($)

Safran SA	2,590	1,020,970
Schneider Electric SE	3,970	1,294,609
Societe Generale SA	5,525	488,426

		3,768,160

Germany - 9.7%
Allianz SE	1,685	797,259
Deutsche Post AG	6,550	397,402
Infineon Technologies AG	5,950	555,231
Muenchener Rueckversicherungs AG	800	446,528
Rheinmetall AG	285	322,548
Siemens AG	3,100	995,850

		3,514,818

Ireland - 2.1%
CRH, PLC	2,800	299,600
Linde, PLC	500	259,470
STERIS, PLC	825	173,720

		732,790

Netherlands - 5.8%
Adyen NV *, [4]	84	78,741
ASML Holding NV	1,025	2,039,176

		2,117,917

Spain - 3.5%
Banco Santander SA, ADR	9,300	128,340
Iberdrola SA	45,900	1,145,406

		1,273,746

Sweden - 0.6%
Spotify Technology SA *	500	229,565

Switzerland - 5.9%
Bachem Holding AG	800	74,901
Galderma Group AG	1,800	409,678
Lonza Group AG	590	398,542
Nestle SA	3,600	370,158
On Holding AG *	8,625	305,498
Partners Group Holding AG	200	163,911
TE Connectivity, PLC	1,100	221,771
Ypsomed Holding AG	510	230,257

		2,174,716

United Kingdom - 14.0%
AstraZeneca, PLC	4,550	862,771
BAE Systems, PLC	28,250	690,988
Coca-Cola Europacific Partners, PLC	5,400	540,378
Compass Group, PLC	10,625	343,188
Entain, PLC	17,100	126,794
London Stock Exchange Group, PLC	4,200	454,712
Man Group, PLC	93,600	362,783
Reckitt Benckiser Group, PLC	2,976	193,862
RELX, PLC	9,750	307,251
Rentokil Initial, PLC	47,250	267,371
Shell, PLC, ADR	12,250	949,865

		5,099,963

Latin America - 0.5%

Argentina - 0.2%
Globant SA *	2,050	59,327

See accompanying notes to financial statements.

20	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Quantity	Fair Value ($)

Brazil - 0.3%
MercadoLibre, Inc. *	75	127,304

North America - 14.6%

Canada - 3.9%
Alimentation Couche-Tard, Inc.	7,400	471,680
Aritzia, Inc. *	3,025	333,566
Colliers International Group, Inc.	1,600	150,064
Waste Connections, Inc.	2,750	458,397

		1,413,707

United States - 10.7%
Broadcom, Inc.	9,600	3,626,400
Euronet Worldwide, Inc. *	1,375	100,636
Mondelez International, Inc.	3,075	177,858

		3,904,894

Total Common Stocks (cost: $17,095,627)		35,218,483

Investment Companies 0.5%

iShares MSCI India ETF (cost $95,267)	3,200	158,049

Short-Term Securities - 2.2%

Fidelity Inv. Money Mkt. Gvt. Fund, 3.53% (cost $812,956)	812,956	812,956

Total Investments in Securities - 99.6% (cost $18,003,850)		36,189,488

Other Assets and Liabilities, net - 0.4%		144,397

Net Assets - 100.0%		$36,333,885

*	Non-income producing security.
4

144A Restricted Security. The total value of such securities as of June 30, 2026 was $78,741 and represented 0.2% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

JUNE 30, 2026	21

SCHEDULE OF INVESTMENTS

June 30, 2026

Sit International Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of June 30, 2026 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	59,327	—	—	59,327
Australia	1,803,432	—	—	1,803,432
Belgium	1,009,167	—	—	1,009,167
Brazil	127,304	—	—	127,304
Canada	1,413,707	—	—	1,413,707
China/Hong Kong	729,188	—	—	729,188
Denmark	350,737	—	—	350,737
France	3,768,160	—	—	3,768,160
Germany	3,514,818	—	—	3,514,818
India	123,984	—	—	123,984
Ireland	732,790	—	—	732,790
Israel	188,964	—	—	188,964
Japan	3,081,828	—	—	3,081,828
Netherlands	2,117,917	—	—	2,117,917
Singapore	1,709,091	—	—	1,709,091
South Korea	1,138,440	—	—	1,138,440
Spain	1,273,746	—	—	1,273,746
Sweden	229,565	—	—	229,565
Switzerland	2,174,716	—	—	2,174,716
Taiwan	666,745	—	—	666,745
United Kingdom	5,099,963	—	—	5,099,963
United States	3,904,894	—	—	3,904,894
Investment Companies	158,049	—	—	158,049
Short-Term Securities	812,956	—	—	812,956
Total:	36,189,488	—	—	36,189,488

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

22	FINANCIAL STATEMENTS AND OTHER INFORMATION

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JUNE 30, 2026	23

SCHEDULE OF INVESTMENTS

June 30, 2026

Sit Developing Markets Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 92.1%

Africa/Middle East - 4.8%

Israel - 0.3%
NICE, Ltd., ADR *	500	45,425

South Africa - 4.5%
Bid Corp., Ltd.	7,725	210,622
Bidvest Group, Ltd.	5,525	80,773
Naspers, Ltd.	7,125	356,955

		648,350

Asia - 74.0%

Australia - 0.9%
Rio Tinto, PLC, ADR	1,425	135,275

China/Hong Kong - 12.8%
AIA Group, Ltd.	21,400	194,959
Alibaba Group Holding, Ltd., ADR	1,800	172,764
Baidu, Inc., ADR *	925	105,718
ENN Energy Holdings, Ltd.	19,800	102,145
Hong Kong Exchanges & Clearing, Ltd.	5,100	236,050
Meituan *, [4]	6,820	59,566
Ping An Insurance Group Co. of China, Ltd.	26,900	175,095
Pop Mart International Group, Ltd. [4]	2,200	43,395
Sands China, Ltd.	42,400	70,551
Sinopharm Group Co., Ltd.	44,900	91,084
Tencent Holdings, Ltd.	8,200	449,372
Trip.com Group, Ltd., ADR *	3,950	157,368

		1,858,067

India - 1.8%
HDFC Bank, Ltd., ADR	8,750	226,012
MakeMyTrip, Ltd. *	800	42,632

		268,644

Indonesia - 1.2%
Astra International Tbk PT	176,000	44,492
XLSMART Telecom Sejahtera Tbk PT	948,800	125,764

		170,256

Singapore - 9.9%
DBS Group Holdings, Ltd.	7,900	399,351
Flex, Ltd. *	3,450	559,142
Sea, Ltd, ADR *	1,225	117,392
Singapore Technologies Engineering, Ltd.	44,000	353,360

		1,429,245

South Korea - 23.7%
Hanwha Aerospace Co., Ltd.	120	77,067
LG Chem, Ltd.	130	23,495
NAVER Corp.	450	57,800
Samsung Electronics Co., Ltd.	9,410	2,028,619
Shinhan Financial Group Co., Ltd.	4,150	256,613
SK Hynix, Inc.	575	983,509

		3,427,103

Taiwan - 22.3%
Cathay Financial Holding Co., Ltd.	88,784	273,962
Hon Hai Precision Industry Co., Ltd., GDR	16,625	267,663
Taiwan Semiconductor Co.	35,482	2,684,275

		3,225,900

Name of Issuer	Quantity	Fair Value ($)

Thailand - 1.4%
Bangkok Bank PCL	36,500	197,220

Europe - 0.6%

Netherlands - 0.6%
Prosus NV	1,940	84,210

Latin America - 4.9%

Argentina - 0.2%
Globant SA *	1,175	34,004

Brazil - 1.5%
Banco Bradesco SA	30,350	106,178
MercadoLibre, Inc. *	67	113,725

		219,903

Chile - 1.1%
Banco Santander Chile, ADR	4,700	154,771

Peru - 2.1%
Southern Copper Corp.	1,735	302,341

North America - 7.8%

Mexico - 1.4%
Fomento Economico Mexicano, ADR	1,575	201,443

United States - 6.4%
Broadcom, Inc.	2,475	934,931

Total Common Stocks (cost: $5,335,066)		13,337,088

Investment Companies 3.4%
iShares MSCI India ETF (cost $292,601)	9,750	481,553

Short-Term Securities - 4.1%
Fidelity Inv. Money Mkt. Gvt. Fund, 3.53% (cost $600,524)	600,524	600,524

Total Investments in Securities - 99.6% (cost $6,228,191)		14,419,165

Other Assets and Liabilities, net - 0.4%		53,420

Net Assets - 100.0%		$14,472,585

*	Non-income producing security.
4

144A Restricted Security. The total value of such securities as of June 30, 2026 was $102,961 and represented 0.7% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

24	FINANCIAL STATEMENTS AND OTHER INFORMATION

A summary of the levels for the Fund’s investments as of June 30, 2026 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks
Argentina	34,004	—	—	34,004
Australia	135,275	—	—	135,275
Brazil	219,903	—	—	219,903
Chile	154,771	—	—	154,771
China/Hong Kong	1,858,067	—	—	1,858,067
India	268,644	—	—	268,644
Indonesia	170,256	—	—	170,256
Israel	45,425	—	—	45,425
Mexico	201,443	—	—	201,443
Netherlands	84,210	—	—	84,210
Peru	302,341	—	—	302,341
Singapore	1,429,245	—	—	1,429,245
South Africa	648,350	—	—	648,350
South Korea	3,427,103	—	—	3,427,103
Taiwan	3,225,900	—	—	3,225,900
Thailand	—	197,220	—	197,220
United States	934,931	—	—	934,931
Investment Companies	481,553	—	—	481,553
Short-Term Securities	600,524	—	—	600,524

Total:	14,221,945	197,220	—	14,419,165

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

JUNE 30, 2026	25

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2026

	Sit Balanced Fund	Sit Dividend Growth Fund	Sit Global Dividend Growth Fund	Sit Large Cap Growth Fund	Sit ESG Growth Fund

ASSETS
Investments in securities, at identified cost	$43,826,493	$168,722,930	$25,904,792	$76,992,416	$6,057,164

Investments in securities, at fair value - see accompanying schedule for detail	$77,211,747	$244,295,444	$67,142,141	$262,702,545	$14,617,507
Cash in bank on demand deposit	155,532	—	7	—	1,051
Accrued interest and dividends receivable	231,218	219,820	184,504	63,365	25,728
Receivable for investment securities sold	—	236,572	—	2,299,946	—
Receivable for Fund shares sold	1,083	30,221	1,548	3,621	—

Total assets	77,599,580	244,782,057	67,328,200	265,069,477	14,644,286

LIABILITIES
Disbursements in excess of cash balances	—	—	—	—	809
Payable for investment securities purchased	124,856	637,637	—	—	—
Payable for Fund shares redeemed	20,074	54,855	1	9,327	—
Cash portion of dividends payable to shareholders	—	6	—	104	—
Accrued investment management fees and advisory fees	50,702	138,930	54,307	217,118	12,100
Accrued Rule 12b-1 fees (Class S)	—	3,386	1,111	—	1,388

Total liabilities	195,632	834,814	55,419	226,549	14,297

Net assets applicable to outstanding capital stock	$77,403,948	$243,947,243	$67,272,781	$264,842,928	$14,629,989

Net assets consist of:
Capital (par value and paid-in surplus)	$43,509,933	$152,402,108	$24,042,701	$67,161,478	$5,883,203
Total distributable earnings (loss), including unrealized appreciation (depreciation)	33,894,015	91,545,135	43,230,080	197,681,450	8,746,786

	$77,403,948	$243,947,243	$67,272,781	$264,842,928	$14,629,989

Outstanding shares:
Common Shares (Class I)*	1,936,558	12,576,940	1,782,536	2,954,477	288,062

Common Shares (Class S)*	—	925,709	157,228	—	246,995

Net assets applicable to outstanding shares:

Common Shares (Class I)*	$77,403,948	$227,362,937	$61,828,875	$264,842,928	$7,915,377

Common Shares (Class S)*	—	16,584,306	5,443,906	—	6,714,612

Net asset value per share of outstanding capital stock:

Common Shares (Class I)*	$39.97	$18.08	$34.69	$89.64	$27.48

Common Shares (Class S)*	—	17.92	34.62	—	27.19

*	Dividend Growth, Global Dividend Growth and ESG Growth Funds offer multiple share classes (I and S). All other Funds offer a single share class.

See accompanying notes to financial statements.

26	FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2026

	Sit Mid Cap Growth Fund	Sit Small Cap Dividend Growth Fund	Sit Small Cap Growth Fund	Sit International Growth Fund	Sit Developing Markets Growth Fund

ASSETS
Investments in securities, at identified cost	$82,656,195	$33,791,797	$67,376,846	$18,003,850	$6,228,191

Investments in securities, at fair value - see accompanying schedule for detail	$236,656,079	$54,848,513	$145,195,880	$36,189,488	$14,419,165
Cash in bank on demand deposit	—	—	104	10	—
Accrued interest and dividends receivable	79,545	64,480	85,602	168,467	37,201
Receivable for investment securities sold	—	168,281	437,804	—	24,224
Receivable for Fund shares sold	12,431	5,087	3,634	1,337	3,457

Total assets	236,748,055	55,086,361	145,723,024	36,359,302	14,484,047

LIABILITIES
Payable for investment securities purchased	—	279,637	946,084	—	—
Payable for Fund shares redeemed	19,106	2,514	4,240	183	139
Accrued investment management fees and advisory fees	238,037	36,691	172,162	25,234	11,323
Accrued Rule 12b-1 fees (Class S)	—	1,580	—	—	—

Total liabilities	257,143	320,422	1,122,486	25,417	11,462

Net assets applicable to outstanding capital stock	$236,490,912	$54,765,939	$144,600,538	$36,333,885	$14,472,585

Net assets consist of:
Capital (par value and paid-in surplus)	$70,764,322	$31,747,339	$57,525,602	$17,774,503	$5,903,265
Total distributable earnings (loss), including unrealized appreciation (depreciation)	165,726,590	23,018,600	87,074,936	18,559,382	8,569,320

	$236,490,912	$54,765,939	$144,600,538	$36,333,885	$14,472,585

Outstanding shares:
Common Shares (Class I)*	8,249,040	2,050,883	1,740,322	1,267,094	508,780

Common Shares (Class S)*	—	354,323	—	—	—

Net assets applicable to outstanding shares:
Common Shares (Class I)*	$236,490,912	$46,706,068	$144,600,538	$36,333,885	$14,472,585

Common Shares (Class S)*	—	8,059,871	—	—	—

Net asset value per share of outstanding capital stock:
Common Shares (Class I)*	$28.67	$22.77	$83.09	$28.67	$28.45

Common Shares (Class S)*	—	22.75	—	—	—

*	Small Cap Dividend Growth Fund offer multiple share classes (I and S). All other Funds offer a single share class.

JUNE 30, 2026	27

STATEMENTS OF OPERATIONS

June 30, 2026

			Sit
		Sit	Global	Sit	Sit
	Sit	Dividend	Dividend	Large Cap	ESG
	Balanced	Growth	Growth	Growth	Growth
	Fund	Fund	Fund	Fund	Fund

Investment income:
Income:
Dividends*	$553,317	$3,886,833	$962,459	$1,921,946	$193,035
Interest	1,171,390	68,312	54,208	167,954	21,961

Total income	1,724,707	3,955,145	1,016,667	2,089,900	214,996

Expenses (note 4):
Investment management and advisory service fee
Class I Shares	642,175	1,723,333	612,087	2,556,407	81,113
Class S Shares	—	135,757	57,274	—	69,512

Total investment management fee	642,175	1,859,090	669,361	2,556,407	150,625

12b-1 fees (Class S)	—	42,294	13,218	—	16,074

Total expenses	642,175	1,901,384	682,579	2,556,407	166,699

Less fees and expenses waived by investment adviser	(48,152)	(232,605)	(50,822)	—	(11,430)

Total net expenses	594,023	1,668,779	631,757	2,556,407	155,269

Net investment income (loss)	1,130,684	2,286,366	384,910	(466,507)	59,727

Realized and unrealized gain (loss):
Net realized gain (loss) on investments	852,056	21,390,657	1,761,309	12,190,125	166,889
Net realized gain (loss) on in-kind redemptions	—	12,212,535	—	—	—
Net realized gain (loss) on foreign currency transactions	—	—	(149)	—	(256)

Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	6,240,250	4,903,971	7,763,888	24,533,472	1,589,129

Net gain (loss)	7,092,306	38,507,163	9,525,048	36,723,597	1,755,762

Net increase (decrease) in net assets resulting from operations	$8,222,990	$40,793,529	$9,909,958	$36,257,090	$1,815,489

* Foreign taxes withheld on dividends received	$3,928	$4,595	$37,344	$11,341	$8,520

See accompanying notes to financial statements.

28	FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF OPERATIONS

June 30, 2026

		Sit			Sit
	Sit	Small Cap	Sit	Sit	Developing
	Mid Cap	Dividend	Small Cap	International	Markets
	Growth	Growth	Growth	Growth	Growth
	Fund	Fund	Fund	Fund	Fund

Investment income:
Income:
Dividends*	$1,506,236	$679,758	$873,556	$627,132	$200,703
Interest	228,128	82,318	96,236	15,851	9,138

Total income	1,734,364	762,076	969,792	642,983	209,841

Expenses (note 4):
Investment management and advisory service fee
Class I Shares	2,762,218	372,998	1,904,009	360,654	151,478
Class S Shares	—	70,388	—	—	—

Total investment management fee	2,762,218	443,386	1,904,009	360,654	151,478

12b-1 fees (Class S)	—	17,978	—	—	—

Total expenses	2,762,218	461,364	1,904,009	360,654	151,478

Less fees and expenses waived by investment adviser	—	(55,322)	—	(72,012)	(37,686)

Total net expenses	2,762,218	406,042	1,904,009	288,642	113,792

Net investment income (loss)	(1,027,854)	356,034	(934,217)	354,341	96,049

Realized and unrealized gain (loss):
Net realized gain (loss) on investments	17,342,459	1,863,254	14,274,559	201,420	477,000
Net realized gain (loss) on foreign currency transactions	—	—	—	559	(660)

Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	23,128,956	10,946,623	24,052,942	4,634,260	3,951,005

Net gain (loss)	40,471,415	12,809,877	38,327,501	4,836,239	4,427,345

Net increase (decrease) in net assets resulting from operations	$39,443,561	$13,165,911	$37,393,284	$5,190,580	$4,523,394

* Foreign taxes withheld on dividends received	$7,985	$1,879	$12,269	$50,479	$25,260

JUNE 30, 2026	29

STATEMENTS OF CHANGES IN NET ASSETS

June 30, 2026

	Sit Balanced Fund		Sit Dividend Growth Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025

Operations:
Net investment income	$1,130,684	$1,010,931	$2,286,366	$2,695,732
Net realized gain (loss) on investments and in-kind redemptions	852,056	1,275,930	33,603,192	24,952,202
Net change in unrealized appreciation (depreciation) of investments and foreign currency transactions	6,240,250	4,248,674	4,903,971	1,845,903

Net increase (decrease) in net assets resulting from operations	8,222,990	6,535,535	40,793,529	29,493,837

Distributions from:
Net investment income and net realized gains
Common shares (Class I)	(2,491,346)	(1,675,330)	(20,098,719)	(24,959,400)
Common shares (Class S)	—	—	(1,613,740)	(2,285,708)

Total distributions	(2,491,346)	(1,675,330)	(21,712,459)	(27,245,108)

Capital share transactions:
Proceeds from shares sold
Common Shares (Class I)	9,950,508	8,912,422	14,077,945	12,433,902
Common Shares (Class S)	—	—	562,532	800,836
Reinvested distributions
Common Shares (Class I)	2,115,680	1,421,048	17,979,785	22,510,260
Common Shares (Class S)	—	—	1,576,156	2,241,965
Payments for shares redeemed
Common Shares (Class I)	(8,983,890)	(10,938,960)	(52,529,102)	(29,283,859)
Common Shares (Class S)	—	—	(3,400,116)	(7,629,988)

Increase (decrease) in net assets from capital transactions	3,082,298	(605,490)	(21,732,800)	1,073,116

Total increase (decrease) in net assets	8,813,942	4,254,715	(2,651,730)	3,321,845

Net assets:
Beginning of year	68,590,006	64,335,291	246,598,973	243,277,128

End of year	$77,403,948	$68,590,006	$243,947,243	$246,598,973

Capital transactions in shares:
Sold
Common Shares (Class I)	254,983	255,008	809,659	760,323
Common Shares (Class S)	—	—	32,643	49,261
Reinvested distributions
Common Shares (Class I)	55,063	40,285	1,070,210	1,401,323
Common Shares (Class S)	—	—	94,654	140,519
Redeemed
Common Shares (Class I)	(230,970)	(317,094)	(3,076,500)	(1,777,507)
Common Shares (Class S)	—	—	(198,711)	(473,314)

Net increase (decrease)	79,076	(21,801)	(1,268,045)	100,605

See accompanying notes to financial statements.

30	FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF CHANGES IN NET ASSETS

June 30, 2026

	Sit Global Dividend Growth Fund		Sit Large Cap Growth Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025

Operations:
Net investment income (loss)	$384,910	$488,606	($466,507)	($219,982)
Net realized gain (loss) on investments and foreign currency transactions	1,761,160	899,292	12,190,125	5,882,760
Net change in unrealized appreciation (depreciation) of investments and foreign currency transactions	7,763,888	5,526,217	24,533,472	17,957,771

Net increase (decrease) in net assets resulting from operations	9,909,958	6,914,115	36,257,090	23,620,549

Distributions from:
Net investment income and net realized gains
Common shares (Class I)	(757,121)	(1,169,200)	(5,470,032)	(8,975,525)
Common shares (Class S)	(61,773)	(112,522)	—	—

Total distributions	(818,894)	(1,281,722)	(5,470,032)	(8,975,525)

Capital share transactions:
Proceeds from shares sold
Common Shares (Class I)	3,335,739	2,031,862	7,968,848	20,778,570
Common Shares (Class S)	194,700	1,153,696	—	—
Reinvested distributions
Common Shares (Class I)	602,617	959,740	4,505,413	7,402,366
Common Shares (Class S)	20,660	43,245	—	—
Payments for shares redeemed
Common Shares (Class I)	(3,824,359)	(1,248,134)	(18,672,957)	(16,683,811)
Common Shares (Class S)	(704,938)	(1,130,039)	—	—

Increase (decrease) in net assets from capital transactions	(375,581)	1,810,370	(6,198,696)	11,497,125

Total increase (decrease) in net assets	8,715,483	7,442,763	24,588,362	26,142,149

Net assets:
Beginning of year	58,557,298	51,114,535	240,254,566	214,112,417

End of year	$67,272,781	$58,557,298	$264,842,928	$240,254,566

Capital transactions in shares:
Sold
Common Shares (Class I)	101,518	71,432	94,659	280,685
Common Shares (Class S)	6,117	40,891	—	—
Reinvested distributions
Common Shares (Class I)	19,259	33,967	52,683	93,796
Common Shares (Class S)	662	1,524	—	—
Redeemed
Common Shares (Class I)	(118,658)	(44,747)	(217,837)	(224,276)
Common Shares (Class S)	(22,112)	(40,910)	—	—

Net increase (decrease)	(13,214)	62,157	(70,495)	150,205

JUNE 30, 2026	31

STATEMENTS OF CHANGES IN NET ASSETS

June 30, 2026

	Sit ESG Growth Fund		Sit Mid Cap Growth Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025

Operations:
Net investment income (loss)	$59,727	$57,141	($1,027,854)	($810,158)
Net realized gain (loss) on investments and foreign currency transactions	166,633	145,735	17,342,459	2,887,794
Net change in unrealized appreciation (depreciation) of investments and foreign currency transactions	1,589,129	1,538,237	23,128,956	20,729,872

Net increase (decrease) in net assets resulting from operations	1,815,489	1,741,113	39,443,561	22,807,508

Distributions from:
Net investment income and net realized gains
Common shares (Class I)	(88,347)	(36,809)	(7,201,117)	(8,003,648)
Common shares (Class S)	(63,099)	(19,191)	—	—

Total distributions	(151,446)	(56,000)	(7,201,117)	(8,003,648)

Capital share transactions:
Proceeds from shares sold
Common Shares (Class I)	287,726	395,321	1,065,143	1,964,348
Common Shares (Class S)	151,911	19,824	—	—
Reinvested distributions
Common Shares (Class I)	14,337	6,543	5,051,327	5,656,062
Common Shares (Class S)	7,978	2,288	—	—
Payments for shares redeemed
Common Shares (Class I)	(366,717)	(360,166)	(13,420,301)	(14,056,180)
Common Shares (Class S)	(170,266)	(32,914)	—	—

Increase (decrease) in net assets from capital transactions	(75,031)	30,896	(7,303,831)	(6,435,770)

Total increase (decrease) in net assets	1,589,012	1,716,009	24,938,613	8,368,090

Net assets:
Beginning of year	13,040,977	11,324,968	211,552,299	203,184,209

End of year	$14,629,989	$13,040,977	$236,490,912	$211,552,299

Capital transactions in shares:
Sold
Common Shares (Class I)	10,708	17,353	40,225	81,891
Common Shares (Class S)	5,868	889	—	—
Reinvested distributions
Common Shares (Class I)	552	288	199,028	225,251
Common Shares (Class S)	310	102	—	—
Redeemed
Common Shares (Class I)	(13,992)	(16,455)	(505,509)	(601,751)
Common Shares (Class S)	(6,359)	(1,503)	—	—

Net increase (decrease)	(2,913)	674	(266,256)	(294,609)

See accompanying notes to financial statements.

32	FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF CHANGES IN NET ASSETS

June 30, 2026

	Sit Small Cap Dividend Growth Fund		Sit Small Cap Growth Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025

Operations:
Net investment income (loss)	$356,034	$310,207	($934,217)	($684,672)
Net realized gain (loss) on investments and foreign currency transactions	1,863,254	810,154	14,274,559	3,639,225
Net change in unrealized appreciation (depreciation) of investments and foreign currency transactions	10,946,623	1,663,821	24,052,942	1,943,833

Net increase (decrease) in net assets resulting from operations	13,165,911	2,784,182	37,393,284	4,898,386

Distributions from:
Net investment income and net realized gains
Common shares (Class I)	(774,879)	(430,563)	(6,365,751)	(5,328,139)
Common shares (Class S)	(129,912)	(94,633)	—	—

Total distributions	(904,791)	(525,196)	(6,365,751)	(5,328,139)

Capital share transactions:
Proceeds from shares sold
Common Shares (Class I)	7,355,124	8,170,094	1,266,773	5,599,201
Common Shares (Class S)	496,479	1,143,703	—	—
Reinvested distributions
Common Shares (Class I)	654,595	343,899	4,438,325	3,716,725
Common Shares (Class S)	39,342	30,816	—	—
Payments for shares redeemed
Common Shares (Class I)	(2,855,246)	(1,998,579)	(6,171,338)	(7,135,209)
Common Shares (Class S)	(1,111,906)	(402,099)	—	—

Increase (decrease) in net assets from capital transactions	4,578,388	7,287,834	(466,240)	2,180,717

Total increase (decrease) in net assets	16,839,508	9,546,820	30,561,293	1,750,964

Net assets:
Beginning of year	37,926,431	28,379,611	114,039,245	112,288,281

End of year	$54,765,939	$37,926,431	$144,600,538	$114,039,245

Capital transactions in shares:
Sold
Common Shares (Class I)	368,061	468,455	16,502	80,984
Common Shares (Class S)	24,190	65,303	—	—
Reinvested distributions
Common Shares (Class I)	34,688	20,184	65,031	54,306
Common Shares (Class S)	2,095	1,790	—	—
Redeemed
Common Shares (Class I)	(135,090)	(118,562)	(84,463)	(110,201)
Common Shares (Class S)	(56,241)	(24,109)	—	—

Net increase (decrease)	237,703	413,061	(2,930)	25,089

JUNE 30, 2026	33

STATEMENTS OF CHANGES IN NET ASSETS

June 30, 2026

	Sit International Growth Fund		Sit Developing Markets Growth Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025

Operations:
Net investment income	$354,341	$445,873	$96,049	$107,352
Net realized gain (loss) on investments and foreign currency transactions	201,979	(4,827)	476,340	(115,896)
Net change in unrealized appreciation (depreciation) of investments and foreign currency transactions	4,634,260	4,284,652	3,951,005	1,642,739

Net increase (decrease) in net assets resulting from operations	5,190,580	4,725,698	4,523,394	1,634,195

Distributions from:
Net investment income and net realized gains
Common shares (Class I)	(367,001)	(960,828)	(101,000)	(369,493)

Total distributions	(367,001)	(960,828)	(101,000)	(369,493)

Capital share transactions:
Proceeds from shares sold
Common Shares (Class I)	315,177	748,984	1,542,892	1,139,825
Reinvested distributions
Common Shares (Class I)	241,554	643,844	78,377	291,124
Payments for shares redeemed
Common Shares (Class I)	(991,159)	(1,060,629)	(1,535,829)	(1,796,521)

Increase (decrease) in net assets from capital transactions	(434,428)	332,199	85,440	(365,572)

Total increase (decrease) in net assets	4,389,151	4,097,069	4,507,834	899,130

Net assets:
Beginning of year	31,944,734	27,847,665	9,964,751	9,065,621

End of year	$36,333,885	$31,944,734	$14,472,585	$9,964,751

Capital transactions in shares:
Sold
Common Shares (Class I)	11,837	32,487	62,409	62,307
Reinvested distributions
Common Shares (Class I)	9,352	28,705	3,511	16,383
Redeemed
Common Shares (Class I)	(37,051)	(46,937)	(63,635)	(103,318)

Net increase (decrease)	(15,862)	14,255	2,285	(24,628)

See accompanying notes to financial statements.

34	FINANCIAL STATEMENTS AND OTHER INFORMATION

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JUNE 30, 2026	35

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Balanced Fund

	Year Ended June 30,
	2026	2025	2024	2023	2022

Net Asset Value:
Beginning of period	$36.93	$34.23	$28.76	$26.86	$32.85

Operations:
Net investment income [1]	0.59	0.53	0.49	0.38	0.23
Net realized and unrealized gains (losses)	3.76	3.05	5.42	2.84	(4.86)

Total from operations	4.35	3.58	5.91	3.22	(4.63)

Distributions to Shareholders:
From net investment income	(0.58)	(0.53)	(0.44)	(0.36)	(0.22)
From net realized gains	(0.73)	(0.35)	—	(0.96)	(1.14)

Total distributions	(1.31)	(0.88)	(0.44)	(1.32)	(1.36)

Net Asset Value
End of period	$39.97	$36.93	$34.23	$28.76	$26.86

Total investment return [2]	11.94%	10.58%	20.81%	12.53%	(14.87%)

Net assets at end of period (000’s omitted)	$77,404	$68,590	$64,335	$49,452	$48,126

Ratios: [3]
Expenses (without waiver)	0.86%[4]	1.00%[5]	1.00%[5]	1.00%[5]	1.00%[5]
Expenses (with waiver)	0.80%[4]	0.80%[5]	0.80%[5]	0.80%[5]	0.91%[5]
Net investment income (without waiver)	1.46%	1.32%	1.38%	1.22%	0.62%
Net investment income (with waiver)	1.52%	1.52%	1.58%	1.42%	0.71%

Portfolio turnover rate (excluding short-term securities)	19.79%	35.11%	33.30%	39.71%	39.92%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Effective November 1, 2025, total Fund expenses are limited to 0.80% of average daily net assets.
[5]	Total Fund expenses are limited to 1.00% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

36	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Dividend Growth Fund

Class I	Year Ended June 30,
	2026	2025	2024	2023	2022

Net Asset Value:
Beginning of period	$16.70	$16.59	$14.64	$14.29	$17.37

Operations:
Net investment income [1]	0.17	0.19	0.19	0.21	0.24
Net realized and unrealized gains (losses)	2.92	1.87	2.45	1.78	(1.19)

Total from operations	3.09	2.06	2.64	1.99	(0.95)

Redemption fee	—	—	— [2]	— [2]	— [2]

Distributions to Shareholders:
From net investment income	(0.18)	(0.19)	(0.21)	(0.20)	(0.24)
From net realized gains	(1.53)	(1.76)	(0.48)	(1.44)	(1.89)

Total distributions	(1.71)	(1.95)	(0.69)	(1.64)	(2.13)

Net Asset Value
End of period	$18.08	$16.70	$16.59	$14.64	$14.29

Total investment return [3]	19.34%	13.00%	18.70%	14.76%	(7.27%)

Net assets at end of period (000’s omitted)	$227,363	$230,078	$222,185	$209,856	$191,010

Ratios: [4]
Expenses (without waiver)	0.80%[5]	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]
Expenses (with waiver)	0.70%[5]	0.70%[6]	0.70%[6]	0.70%[6]	0.70%[6]
Net investment income (without waiver)	0.90%	0.85%	0.99%	1.15%	1.11%
Net investment income (with waiver)	1.00%	1.15%	1.29%	1.45%	1.41%

Portfolio turnover rate (excluding short-term securities)	43.80%[7]	48.72%	41.64%	51.49%	58.96%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Effective November 1, 2025, total Fund expenses are limited to 0.70% of average daily net assets.
[6]	Total Fund expenses are limited to 1.00% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.
[7]	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

JUNE 30, 2026	37

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Dividend Growth Fund

Class S	Year Ended June 30,
	2026	2025	2024	2023	2022

Net Asset Value:
Beginning of period	$16.57	$16.47	$14.54	$14.20	$17.27

Operations:
Net investment income [1]	0.13	0.15	0.16	0.17	0.19
Net realized and unrealized gains (losses)	2.89	1.86	2.42	1.77	(1.17)

Total from operations	3.02	2.01	2.58	1.94	(0.98)

Redemption fee	—	— [2]	— [2]	— [2]	—

Distributions to Shareholders:
From net investment income	(0.14)	(0.15)	(0.17)	(0.16)	(0.20)
From net realized gains	(1.53)	(1.76)	(0.48)	(1.44)	(1.89)

Total distributions	(1.67)	(1.91)	(0.65)	(1.60)	(2.09)

Net Asset Value
End of period	$17.92	$16.57	$16.47	$14.54	$14.20

Total investment return [3]	19.01%	12.67%	18.40%	14.47%	(7.50%)

Net assets at end of period (000’s omitted)	$16,584	$16,521	$21,092	$21,299	$21,915

Ratios: [4]
Expenses (without waiver)	1.05%[5]	1.25%[6]	1.25%[6]	1.25%[6]	1.25%[6]
Expenses (with waiver)	0.95%[5]	0.95%[6]	0.95%[6]	0.95%[6]	0.95%[6]
Net investment income (without waiver)	0.65%	0.59%	0.74%	0.90%	0.85%
Net investment income (with waiver)	0.75%	0.89%	1.04%	1.20%	1.15%

Portfolio turnover rate (excluding short-term securities)	43.80%[7]	48.72%	41.64%	51.49%	58.96%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Effective November 1, 2025, total Fund expenses are limited to 0.95% of average daily net assets.
[6]	Total Fund expenses are limited to 1.25% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.
[7]	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

38	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Global Dividend Growth Fund

Class I	Year Ended June 30,
	2026	2025	2024	2023	2022

Net Asset Value:
Beginning of period	$29.99	$27.04	$22.75	$19.77	$22.47

Operations:
Net investment income [1]	0.21	0.26	0.23	0.24	0.21
Net realized and unrealized gains (losses)	4.92	3.38	4.30	2.98	(2.73)

Total from operations	5.13	3.64	4.53	3.22	(2.52)
Redemption fee	—	—	— [2]	—	—
Distributions to Shareholders:
From net investment income	(0.20)	(0.25)	(0.24)	(0.24)	(0.18)
From net realized gains	(0.23)	(0.44)	—	—	—

Total distributions	(0.43)	(0.69)	(0.24)	(0.24)	(0.18)

Net Asset Value
End of period	$34.69	$29.99	$27.04	$22.75	$19.77

Total investment return [3]	17.29%	13.60%	20.10%	16.46%	(11.31%)

Net assets at end of period (000’s omitted)	$61,829	$53,391	$46,497	$43,893	$37,057

Ratios: [4]
Expenses (without waiver)	1.08%[5]	1.25%[6]	1.25%[6]	1.25%[6]	1.25%[6]
Expenses (with waiver)	1.00%[5]	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]
Net investment income (without waiver)	0.56%	0.68%	0.72%	0.91%	0.66%
Net investment income (with waiver)	0.64%	0.93%	0.97%	1.16%	0.91%

Portfolio turnover rate (excluding short-term securities)	4.85%	3.52%	3.42%	6.09%	4.64%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Effective November 1, 2025, total Fund expenses are limited to 1.00% of average daily net assets.
[6]	Total Fund expenses are limited to 1.25% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

JUNE 30, 2026	39

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Global Dividend Growth Fund

Class S	Year Ended June 30,
	2026	2025	2024	2023	2022

Net Asset Value:
Beginning of period	$29.94	$27.00	$22.71	$19.74	$22.45

Operations:
Net investment income [1]	0.12	0.19	0.17	0.19	0.15
Net realized and unrealized gains (losses)	4.92	3.37	4.30	2.96	(2.73)

Total from operations	5.04	3.56	4.47	3.15	(2.58)
Redemption fee	—	—	— [2]	—	—
Distributions to Shareholders:
From net investment income	(0.13)	(0.18)	(0.18)	(0.18)	(0.13)
From net realized gains	(0.23)	(0.44)	—	—	—

Total distributions	(0.36)	(0.62)	(0.18)	(0.18)	(0.13)

Net Asset Value
End of period	$34.62	$29.94	$27.00	$22.71	$19.74

Total investment return [3]	16.98%	13.30%	19.85%	16.13%	(11.58%)

Net assets at end of period (000’s omitted)	$5,444	$5,167	$4,618	$4,034	$3,391

Ratios: [4]
Expenses (without waiver)	1.33%[5]	1.50%[6]	1.50%[6]	1.50%[6]	1.50%[6]
Expenses (with waiver)	1.25%[5]	1.25%[6]	1.25%[6]	1.25%[6]	1.25%[6]
Net investment income (without waiver)	0.30%	0.44%	0.47%	0.66%	0.39%
Net investment income (with waiver)	0.38%	0.69%	0.72%	0.91%	0.64%

Portfolio turnover rate (excluding short-term securities)	4.85%	3.52%	3.42%	6.09%	4.64%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Effective November 1, 2025, total Fund expenses are limited to 1.25% of average daily net assets.
[6]	Total Fund expenses are limited to 1.50% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

40	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Large Cap Growth Fund

	Year Ended June 30,
	2026	2025	2024	2023	2022

Net Asset Value:
Beginning of period	$79.42	$74.48	$58.26	$48.29	$63.04

Operations:
Net investment income (loss) [1]	(0.16)	(0.07)	(0.03)	0.05	(0.09)
Net realized and unrealized gains (losses)	12.23	8.09	17.41	11.70	(10.74)

Total from operations	12.07	8.02	17.38	11.75	(10.83)
Redemption fee	— [2]	— [2]	— [2]	— [2]	—
Distributions to Shareholders:
From net investment income	—	—	(0.04)	—	—
From net realized gains	(1.85)	(3.08)	(1.12)	(1.78)	(3.92)

Total distributions	(1.85)	(3.08)	(1.16)	(1.78)	(3.92)

Net Asset Value
End of period	$89.64	$79.42	$74.48	$58.26	$48.29

Total investment return [3]	15.30%	10.79%	30.22%	25.20%	(18.78%)

Net assets at end of period (000’s omitted)	$264,843	$240,255	$214,112	$162,772	$136,435

Ratios: [4]
Expenses	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(0.18%)	(0.10%)	(0.05%)	0.10%	(0.15%)

Portfolio turnover rate (excluding short-term securities)	4.91%	4.27%	11.11%	2.96%	10.83%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

JUNE 30, 2026	41

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit ESG Growth Fund

Class I	Year Ended June 30,
	2026	2025	2024	2023	2022

Net Asset Value:
Beginning of period	$24.36	$21.18	$17.51	$14.87	$18.17

Operations:
Net investment income [1]	0.14	0.13	0.14	0.14	0.10
Net realized and unrealized gains (losses)	3.29	3.18	3.67	2.99	(3.13)

Total from operations	3.43	3.31	3.81	3.13	(3.03)
Redemption fee	—	—	— [2]	—	—
Distributions to Shareholders:
From net investment income	(0.14)	(0.13)	(0.14)	(0.10)	(0.08)
From net realized gains	(0.17)	—	—	(0.39)	(0.19)

Total distributions	(0.31)	(0.13)	(0.14)	(0.49)	(0.27)

Net Asset Value
End of period	$27.48	$24.36	$21.18	$17.51	$14.87

Total investment return [3]	14.17%	15.68%	21.90%	21.57%	(16.97%)

Net assets at end of period (000’s omitted)	$7,915	$7,083	$6,133	$4,866	$3,740

Ratios: [4]
Expenses (without waiver)	1.08%[5]	1.25%[6]	1.25%[6]	1.25%[6]	1.25%[6]
Expenses (with waiver)	1.00%[5]	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]
Net investment income (without waiver)	0.47%	0.35%	0.52%	0.65%	0.30%
Net investment income (with waiver)	0.55%	0.60%	0.77%	0.90%	0.55%

Portfolio turnover rate (excluding short-term securities)	3.28%	3.88%	3.31%	7.12%	9.23%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Effective November 1, 2025, total Fund expenses are limited to 1.00% of average daily net assets.
[6]	Total Fund expenses are limited to 1.25% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

42	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit ESG Growth Fund

Class S	Year Ended June 30,
	2026	2025	2024	2023	2022

Net Asset Value:
Beginning of period	$24.11	$20.96	$17.33	$14.74	$18.05

Operations:
Net investment income [1]	0.08	0.08	0.10	0.10	0.05
Net realized and unrealized gains (losses)	3.25	3.15	3.63	2.96	(3.11)

Total from operations	3.33	3.23	3.73	3.06	(3.06)
Redemption fee	—	—	— [2]	—	—
Distributions to Shareholders:
From net investment income	(0.08)	(0.08)	(0.10)	(0.08)	(0.06)
From net realized gains	(0.17)	—	—	(0.39)	(0.19)

Total distributions	(0.25)	(0.08)	(0.10)	(0.47)	(0.25)

Net Asset Value
End of period	$27.19	$24.11	$20.96	$17.33	$14.74

Total investment return [3]	13.88%	15.43%	21.62%	21.27%	(17.24%)

Net assets at end of period (000’s omitted)	$6,715	$5,958	$5,192	$4,306	$3,577

Ratios: [4]
Expenses (without waiver)	1.33%[5]	1.50%[6]	1.50%[6]	1.50%[6]	1.50%[6]
Expenses (with waiver)	1.25%[5]	1.25%[6]	1.25%[6]	1.25%[6]	1.25%[6]
Net investment income (without waiver)	0.21%	0.10%	0.27%	0.40%	0.05%
Net investment income (with waiver)	0.29%	0.35%	0.52%	0.65%	0.30%

Portfolio turnover rate (excluding short-term securities)	3.28%	3.88%	3.31%	7.12%	9.23%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Effective November 1, 2025, total Fund expenses are limited to 1.25% of average daily net assets.
[6]	Total Fund expenses are limited to 1.50% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

JUNE 30, 2026	43

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Mid Cap Growth Fund

	Year Ended June 30,
	2026	2025	2024	2023	2022

Net Asset Value:
Beginning of period	$24.84	$23.06	$20.07	$16.96	$25.41

Operations:
Net investment loss [1]	(0.12)	(0.09)	(0.05)	(0.01)	(0.12)
Net realized and unrealized gains (losses)	4.81	2.80	3.14	3.67	(5.37)

Total from operations	4.69	2.71	3.09	3.66	(5.49)
Redemption fee	— [2]	—	— [2]	— [2]	— [2]
Distributions to Shareholders:
From net realized gains	(0.86)	(0.93)	(0.10)	(0.55)	(2.96)

Net Asset Value
End of period	$28.67	$24.84	$23.06	$20.07	$16.96

Total investment return [3]	19.35%	11.72%	15.39%	22.00%	(24.70%)

Net assets at end of period (000’s omitted)	$236,491	$211,552	$203,184	$185,220	$164,430

Ratios: [4]
Expenses	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment loss	(0.47%)	(0.39%)	(0.26%)	(0.03%)	(0.52%)

Portfolio turnover rate (excluding short-term securities)	10.68%	6.67%	8.64%	7.00%	13.16%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

44	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Small Cap Dividend Growth Fund

Class I	Year Ended June 30,
	2026	2025	2024	2023	2022

Net Asset Value:
Beginning of period	$17.50	$16.18	$14.31	$12.85	$16.73

Operations:
Net investment income [1]	0.16	0.17	0.17	0.19	0.14
Net realized and unrealized gains (losses)	5.51	1.45	1.87	1.83	(2.61)

Total from operations	5.67	1.62	2.04	2.02	(2.47)
Redemption fee	—	—	— [2]	—	— [2]
Distributions to Shareholders:
From net investment income	(0.17)	(0.16)	(0.17)	(0.19)	(0.14)
From net realized gains	(0.23)	(0.14)	—	(0.37)	(1.27)

Total distributions	(0.40)	(0.30)	(0.17)	(0.56)	(1.41)

Net Asset Value
End of period	$22.77	$17.50	$16.18	$14.31	$12.85

Total investment return [3]	32.90%	10.02%	14.35%	16.20%	(16.30%)

Net assets at end of period (000’s omitted)	$46,706	$31,208	$22,864	$16,508	$14,209

Ratios: [4]
Expenses (without waiver)	0.97%[5]	1.25%[6]	1.25%[6]	1.25%[6]	1.25%[6]
Expenses (with waiver)	0.85%[5]	0.88%[6]	0.90%[6]	0.90%[6]	0.95%[6]
Net investment income (without waiver)	0.70%	0.63%	0.76%	1.06%	0.59%
Net investment income (with waiver)	0.82%	1.00%	1.11%	1.41%	0.89%
Portfolio turnover rate (excluding short-term securities)	12.75%	11.54%	12.81%	15.05%	18.47%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Effective November 1, 2025, total Fund expenses are limited to 0.85% of average daily net assets.
[6]	Total Fund expenses are limited to 1.25% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

JUNE 30, 2026	45

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Small Cap Dividend Growth Fund

Class S	Year Ended June 30,
	2026	2025	2024	2023	2022

Net Asset Value:
Beginning of period	$17.48	$16.16	$14.30	$12.84	$16.72

Operations:
Net investment income [1]	0.11	0.12	0.12	0.16	0.11
Net realized and unrealized gains (losses)	5.51	1.45	1.87	1.83	(2.62)

Total from operations	5.62	1.57	1.99	1.99	(2.51)
Redemption fee	—	— [2]	— [2]	—	— [2]
Distributions to Shareholders:
From net investment income	(0.12)	(0.11)	(0.13)	(0.16)	(0.10)
From net realized gains	(0.23)	(0.14)	—	(0.37)	(1.27)

Total distributions	(0.35)	(0.25)	(0.13)	(0.53)	(1.37)

Net Asset Value
End of period	$22.75	$17.48	$16.16	$14.30	$12.84

Total investment return [3]	32.62%	9.75%	14.02%	15.91%	(16.48%)

Net assets at end of period (000’s omitted)	$8,060	$6,718	$5,516	$4,965	$4,323

Ratios: [4]
Expenses (without waiver)	1.23%[5]	1.50%[6]	1.50%[6]	1.50%[6]	1.50%[6]
Expenses (with waiver)	1.10%[5]	1.13%[6]	1.15%[6]	1.15%[6]	1.20%[6]
Net investment income (without waiver)	0.43%	0.35%	0.48%	0.81%	0.42%
Net investment income (with waiver)	0.56%	0.72%	0.83%	1.16%	0.72%

Portfolio turnover rate (excluding short-term securities)	12.75%	11.54%	12.81%	15.05%	18.47%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Effective November 1, 2025, total Fund expenses are limited to 1.10% of average daily net assets.
[6]	Total Fund expenses are limited to 1.50% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

46	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Small Cap Growth Fund

	Year Ended June 30,
	2026	2025	2024	2023	2022

Net Asset Value:
Beginning of period	$65.42	$65.35	$60.29	$52.41	$82.14

Operations:
Net investment loss [1]	(0.54)	(0.39)	(0.29)	(0.13)	(0.48)
Net realized and unrealized gains (losses)	21.94	3.53	7.24	8.93	(17.68)

Total from operations	21.40	3.14	6.95	8.80	(18.16)
Redemption fee	— [2]	—	— [2]	— [2]	— [2]
Distributions to Shareholders:
From net realized gains	(3.73)	(3.07)	(1.89)	(0.92)	(11.57)

Net Asset Value
End of period	$83.09	$65.42	$65.35	$60.29	$52.41

Total investment return [3]	33.94%	4.60%	11.84%	17.01%	(25.57%)

Net assets at end of period (000’s omitted)	$144,601	$114,039	$112,288	$109,824	$98,444

Ratios: [4]
Expenses	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment loss	(0.74%)	(0.59%)	(0.47%)	(0.24%)	(0.67%)

Portfolio turnover rate (excluding short-term securities)	15.42%	11.22%	12.03%	13.76%	15.64%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

JUNE 30, 2026	47

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit International Growth Fund

	Year Ended June 30,
	2026	2025	2024	2023	2022

Net Asset Value:
Beginning of period	$24.90	$21.95	$20.62	$17.78	$23.27

Operations:
Net investment income [1]	0.28	0.35	0.29	0.28	0.20
Net realized and unrealized gains (losses)	3.78	3.37	1.48	2.92	(5.63)

Total from operations	4.06	3.72	1.77	3.20	(5.43)

Redemption fee	—	—	— [2]	—	—

Distributions to Shareholders:
From net investment income	(0.29)	(0.35)	(0.29)	(0.27)	(0.06)
From net realized gains	—	(0.42)	(0.15)	(0.09)	—

Total distributions	(0.29)	(0.77)	(0.44)	(0.36)	(0.06)

Net Asset Value
End of period	$28.67	$24.90	$21.95	$20.62	$17.78

Total investment return [3]	16.43%	17.31%	8.70%	18.27%	(23.41%)

Net assets at end of period (000’s omitted)	$36,334	$31,945	$27,848	$26,624	$22,454

Ratios: [4]
Expenses (without waiver)	1.06%[5]	1.50%[6]	1.50%[6]	1.50%[6]	1.50%[6]
Expenses (with waiver)	0.85%[5]	0.85%[6]	0.85%[6]	0.85%[6]	1.20%[6]
Net investment income (without waiver)	0.83%	0.89%	0.76%	0.87%	0.59%
Net investment income (with waiver)	1.04%	1.54%	1.41%	1.52%	0.88%

Portfolio turnover rate (excluding short-term securities)	7.61%	6.53%	8.35%	7.65%	7.76%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Effective November 1, 2025, total Fund expenses are limited to 0.85% of average daily net assets.
[6]	Total Fund expenses are limited to 1.50% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

48	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Developing Markets Growth Fund

	Year Ended June 30,
	2026	2025	2024	2023	2022

Net Asset Value:
Beginning of period	$19.67	$17.07	$16.06	$15.46	$21.40

Operations:
Net investment income [1]	0.19	0.21	0.19	0.23	0.21
Net realized and unrealized gains (losses)	8.79	3.10	1.14	0.74	(5.76)

Total from operations	8.98	3.31	1.33	0.97	(5.55)
Redemption fee	— [2]	— [2]	—	— [2]	—
Distributions to Shareholders:
From net investment income	(0.20)	(0.19)	(0.24)	(0.29)	(0.02)
From net realized gains	—	(0.52)	(0.08)	(0.08)	(0.37)

Total distributions	(0.20)	(0.71)	(0.32)	(0.37)	(0.39)

Net Asset Value
End of period	$28.45	$19.67	$17.07	$16.06	$15.46

Total investment return [3]	45.95%	19.85%	8.52%	6.42%	(26.19%)

Net assets at end of period (000’s omitted)	$14,473	$9,965	$9,066	$10,098	$9,400

Ratios: [4]
Expenses (without waiver)	1.26%[5]	2.00%[6]	2.00%[6]	2.00%[6]	2.00%[6]
Expenses (with waiver)	0.95%[5]	0.95%[6]	0.95%[6]	0.95%[6]	1.20%[6]
Net investment income (without waiver)	0.49%	0.12%	0.15%	0.42%	0.35%
Net investment income (with waiver)	0.80%	1.17%	1.20%	1.47%	1.15%

Portfolio turnover rate (excluding short-term securities)	4.13%	2.54%	2.11%	0.76%	2.49%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Effective November 1, 2025, total Fund expenses are limited to 0.95% of average daily net assets.
[6]	Total Fund expenses are limited to 2.00% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

JUNE 30, 2026	49

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

(1)  Organization

The Sit Mutual Funds covered by this report are Sit Balanced Fund, Sit Dividend Growth Fund, Sit Global Dividend Growth Fund, Sit Large Cap Growth Fund, Sit ESG Growth Fund, Sit Mid Cap Growth Fund, Sit Small Cap Dividend Growth Fund, Sit Small Cap Growth Fund, Sit International Growth Fund, and Sit Developing Markets Growth Fund (each a “Fund” and collectively, the “Funds”). The Funds are no-load funds, and are registered under the Investment Company Act of 1940 (as amended) as diversified, open-end management investment companies, or series thereof. The Sit Balanced Fund, Sit Dividend Growth Fund, Sit Global Dividend Growth Fund, Sit ESG Growth Fund, Sit Small Cap Dividend Growth Fund, Sit Small Cap Growth Fund, Sit International Growth Fund, and Sit Developing Markets Growth Fund are series funds of Sit Mutual Funds, Inc. Each Fund has 10 billion authorized shares of capital stock with a par value of $0.001. This report covers the equity Funds of the Sit Mutual Funds.

The investment objective for each Fund is as follows:

Fund	Investment Objective
Balanced Fund	Seeks long-term growth consistent with the preservation of principal and seeks to provide regular income.
Dividend Growth Fund	Seeks to provide current income that exceeds the dividend yield of the S&P 500® Index and that grows over a period of years. Secondarily, seeks long-term capital appreciation.
Global Dividend Growth Fund	Seeks to provide current income that exceeds the dividend yield of the MSCI World Index and that grows over a period of years. Secondarily, seeks long-term capital appreciation.
Large Cap Growth Fund	Seeks to maximize long-term capital appreciation.
ESG Growth Fund	Seeks to maximize long-term capital appreciation.
Mid Cap Growth Fund	Seeks to maximize long-term capital appreciation.
Small Cap Dividend Growth Fund	Seeks to provide current income that exceeds the yield of the Russell 2000® Index and that grows over a period of years. Secondarily, seeks long-term capital appreciation.
Small Cap Growth Fund	Seeks to maximize long-term capital appreciation.
International Growth Fund	Seeks long-term growth.
Developing Markets Growth Fund	Seeks to maximize long-term capital appreciation.

The Dividend Growth, Global Dividend Growth, ESG Growth and Small Cap Dividend Growth Funds offer Class I and Class S shares. Both classes of shares have identical voting, dividend, and liquidation rights. The distribution fee differs among classes, the Class S shares have a 0.25% distribution fee, whereas Class I has no distribution fee. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

(2)  Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Equity securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and

50	FINANCIAL STATEMENTS AND OTHER INFORMATION

prepayment speeds as applicable. When market quotations are not readily available, or when Sit Investment Associates, Inc. (the “Adviser” or “SIA”) becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Funds’ Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Security transactions are accounted for on the date the securities are purchased or sold. Securities gains and losses are calculated on the identified-cost basis. Dividend income is recorded on the ex-dividend date or upon the receipt of ex-dividend notification in the case of certain foreign securities. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income is recorded on an accrual basis, including level-yield amortization of long-term bond premium and discount using the effective yield method.

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•  Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•  Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For foreign equities, the pricing services adjust closing prices by applying a systematic process for events occurring after the close of the foreign exchange by utilizing such inputs as Depositary Receipts, quoted prices for similar securities, exchange rates, and certain indexes. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•  Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Funds’ investments as of June 30, 2026 is included with the Funds’ schedules of investments.

Foreign Currency Translations and Forward Foreign Currency Contracts

The fair value of securities and other assets and liabilities denominated in foreign currencies for Global Dividend Growth, ESG Growth, International Growth and Developing Markets Growth Funds are translated daily into U.S. dollars at the closing rate of exchange (approximately 4:00 p.m. Eastern Time). Purchases and sales of securities, income and expenses are translated at the exchange rate on the transaction date. Dividend and interest income includes currency exchange gains (losses) realized between the accrual and payment dates on such income. Exchange gains (losses) may also be realized between the trade and settlement dates on security and forward contract transactions. For securities denominated in foreign currencies, the effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

JUNE 30, 2026	51

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Continued)

The Global Dividend Growth, ESG Growth, International Growth and Developing Markets Growth Funds may enter into forward foreign currency exchange contracts generally for operational purposes, but the Adviser may occasionally utilize contracts to protect against adverse exchange rate fluctuation. Any gains (losses) generated by these contracts are disclosed separately on the statements of operations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation or depreciation is determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete the obligations of the contract.

Income Taxes

The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Management has reviewed the impact of the new standard and concludes there is no material impact to the Funds’ financial position or the results of its operations as of June 30, 2026; and therefore, no additional related disclosures were included in these financial statements.

Federal Taxes

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no income tax provision is required. In order to avoid the payment of any federal excise taxes, the Funds will distribute substantially all of their net investment income and net realized gains on a calendar year basis. Also, the Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain for income tax purposes.

Management has analyzed the Funds’ tax positions taken in federal tax returns for all open tax years and has concluded that as of June 30, 2026, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state of Minnesota income and federal excise tax returns remain subject to examination by the Internal Revenue Service and state departments of revenue until such time as the applicable statute of limitations for audit has expired. For example, U.S. tax returns are generally subject to audit for three years from the date they are filed.

At June 30, 2026, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Balanced Fund	$34,122,646	($741,051)	$33,381,595	$43,830,152
Dividend Growth Fund	78,815,035	(3,785,595)	75,029,440	169,266,004
Global Dividend Growth Fund	41,550,077	(310,292)	41,239,785	25,908,054
Large Cap Growth Fund	186,202,906	(492,777)	185,710,129	76,992,416
ESG Growth Fund	8,902,152	(341,689)	8,560,463	6,057,164
Mid Cap Growth Fund	158,428,242	(4,484,942)	153,943,300	82,712,779
Small Cap Dividend Growth Fund	22,388,641	(1,326,710)	21,061,931	33,786,582
Small Cap Growth Fund	82,280,788	(4,460,044)	77,820,744	67,375,135
International Growth Fund	19,241,219	(1,048,468)	18,192,751	18,005,102
Developing Markets Growth Fund	9,004,704	(882,031)	8,122,673	6,296,562

Net investment income and net realized gains differ for financial statement and tax purposes because of corporate actions on shares held, redemptions in-kind and/or losses deferred due to “wash sale” transactions. A “wash sale” occurs when a Fund sells a security that it has acquired within a period beginning thirty days before and ending thirty days after the date of sale (a sixty one day period). The character of distributions made during the year from net investment income or net realized gains may also differ from its ultimate characterization for tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. The tax character of distributions paid during the fiscal years ended June 30, 2026 and 2025 was as follows:

52	FINANCIAL STATEMENTS AND OTHER INFORMATION

Year Ended June 30, 2026:

	Ordinary Income	Long Term Capital Gain	Total
Balanced Fund	$1,095,004	$1,396,342	$2,491,346
Dividend Growth Fund (Class I)	2,237,737	17,860,982	20,098,719
Dividend Growth Fund (Class S)	132,284	1,481,456	1,613,740
Global Dividend Growth Fund (Class I)	362,334	394,787	757,121
Global Dividend Growth Fund (Class S)	22,670	39,103	61,773
Large Cap Growth Fund	—	5,470,032	5,470,032
ESG Growth Fund (Class I)	40,266	48,081	88,347
ESG Growth Fund (Class S)	20,734	42,365	63,099
Mid Cap Growth Fund	—	7,201,117	7,201,117
Small Cap Dividend Growth Fund (Class I)	405,630	369,249	774,879
Small Cap Dividend Growth Fund (Class S)	61,059	68,853	129,912
Small Cap Growth Fund	—	6,365,751	6,365,751
International Growth Fund	367,001	—	367,001
Developing Markets Growth Fund	101,000	—	101,000

Year Ended June 30, 2025:
	Ordinary Income	Long Term Capital Gain	Total
Balanced Fund	$1,072,378	$602,952	$1,675,330
Dividend Growth Fund (Class I)	3,383,821	21,575,579	24,959,400
Dividend Growth Fund (Class S)	257,693	2,028,015	2,285,708
Global Dividend Growth Fund (Class I)	424,227	744,973	1,169,200
Global Dividend Growth Fund (Class S)	30,777	81,745	112,522
Large Cap Growth Fund	—	8,975,525	8,975,525
ESG Growth Fund (Class I)	36,809	—	36,809
ESG Growth Fund (Class S)	19,191	—	19,191
Mid Cap Growth Fund	—	8,003,648	8,003,648
Small Cap Dividend Growth Fund (Class I)	284,098	146,465	430,563
Small Cap Dividend Growth Fund (Class S)	54,951	39,682	94,633
Small Cap Growth Fund	—	5,328,139	5,328,139
International Growth Fund	439,433	521,395	960,828
Developing Markets Growth Fund	100,374	269,119	369,493

As of June 30, 2026, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)
Balanced Fund	$318,481	$193,939	$33,381,595
Dividend Growth Fund	568,593	15,947,102	75,029,440
Global Dividend Growth Fund	230,419	1,759,876	41,239,785
Large Cap Growth Fund	—	12,189,959	185,710,129
ESG Growth Fund	47,071	139,252	8,560,463
Mid Cap Growth Fund	—	12,803,494	153,943,300
Small Cap Dividend Growth Fund	93,415	1,863,254	21,061,931
Small Cap Growth Fund	—	9,732,174	77,820,744
International Growth Fund	285,545	81,086	18,192,751
Developing Markets Growth Fund	58,200	388,447	8,122,673

JUNE 30, 2026	53

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Continued)

On the statements of assets and liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made to the following capital accounts:

	Distributable Earnings	Additional Paid-in Capital
Dividend Growth Fund	($12,217,188)	$12,217,188
Large Cap Growth Fund	322,967	(322,967)
Mid Cap Growth Fund	335,164	(335,164)

Net capital loss carryovers and late year losses, if any, as of June 30, 2026, are available to offset future realized capital gains and thereby reduce future capital gains distributions. The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward retain their character as either short-term or long-term capital losses. The net capital loss carryovers and the late year losses deferred as of June 30, 2026, were as follows:

	Unlimited Period of Net Capital Loss Carryover		Late Year Losses Deferred
	Short-Term	Long-Term	Ordinary	Capital
Large Cap Growth Fund	—	—	$218,638	—
Mid Cap Growth Fund	—	—	537,835	$482,369
Small Cap Growth Fund	—	—	477,982	—

For the year ended June 30, 2026, the Funds’ utilized capital losses as follows:

Utilized
Developing Markets Growth Fund	$88,536

Distributions

Distributions to shareholders are recorded as of the close of business on the record date. Such distributions are payable in cash or reinvested in additional shares of the Funds’ capital stock. Distributions from net investment income, if any, are declared and paid quarterly for the Balanced, Dividend Growth, Global Dividend Growth and Small Cap Dividend Growth Funds and declared and paid annually for Developing Markets Growth, Small Cap Growth, International Growth, Mid Cap Growth, Large Cap Growth and ESG Growth Funds. Distributions from net realized gains, if any, will be made annually for each of the Funds.

Concentration of Investments

The Developing Markets Growth Fund may concentrate investments in countries with limited or developing capital markets which may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund’s investments and the income it generates, as well as the Fund’s ability to repatriate such amounts.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results for the respective periods. Actual results could differ from those estimates.

54	FINANCIAL STATEMENTS AND OTHER INFORMATION

Guarantees and Indemnifications

Under each Fund’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

Cash Balance Credit Risk

The Funds may place portions of its uninvested cash with financial institutions in the United States, which are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000 for each account holder. The Funds may be subject to credit risk to the extent amounts on deposit are in excess of the insured limits.

Segment Reporting

The Funds represent a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Chief Executive Officer of the Adviser (“CEO”) acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Funds. The CODM monitors the operating results as a whole, and the Funds’ long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.

(3) Investment Security Transactions

The cost of purchases and proceeds from sales and maturities of investment securities, other than short-term securities, for the year ended June 30, 2026, were as follows:

	Purchases		Proceeds

	U.S. Government	Other	U.S. Government	Other
Balanced Fund	$6,101,506	$10,424,200	$5,873,335	$8,506,156
Dividend Growth Fund*	—	101,296,162	—	110,423,216
Global Dividend Growth Fund	—	2,925,839	—	3,552,132
Large Cap Growth Fund	—	12,316,867	—	26,154,633
ESG Growth Fund	—	436,291	—	737,599
Mid Cap Growth Fund	—	22,997,466	—	33,467,688
Small Cap Dividend Growth Fund	—	8,731,545	—	5,538,820
Small Cap Growth Fund	—	19,170,290	—	26,533,210
International Growth Fund	—	2,543,341	—	3,176,125
Developing Markets Growth Fund	—	484,344	—	767,634

*

The proceeds from in-kind redemptions of investment securities during the year ended June 30, 2026 in the Sit Dividend Growth Fund was $31,074,620; gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

JUNE 30, 2026	55

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Continued)

(4) Affiliated Fees and Transactions

Investment Adviser

The Funds each have entered into an investment management agreement with SIA, under which SIA manages the Funds’ assets and provides research, statistical and advisory services, and pays related office rental, executive expenses and executive salaries. The current fee for investment management and advisory services is based on the average daily net assets of the Funds at the annual rate of:

Management Fees
Balanced Fund	0.80%*
Dividend Growth Fund Class I and Class S	0.70%*
Global Dividend Growth Fund Class I and Class S	1.00%
Large Cap Growth Fund	1.00%*
ESG Growth Fund Class I and Class S	1.00%*
Mid Cap Growth Fund	1.25%
Small Cap Dividend Growth Fund Class I and Class S	0.85%*
Small Cap Growth Fund	1.50%
International Growth Fund	0.85%*
Developing Markets Growth Fund	0.95%*

*

Effective November 1, 2025. the Funds’ investment management fees were contractually reduced to such indicated amounts. Prior November 1, 2025, the management fees were 1.00%, 1.00%, 1.25%, 1.25%, 1.25%, 1.50% and 2.00% for the Balanced Fund, Dividend Growth Fund Class I and Class S, Global Dividend Growth Fund Class I and Class S, ESG Growth Fund Class I and Class S, Small Cap Dividend Growth Fund Class I and Class S, International Growth Fund and Developing Markets Growth Fund, respectively.

Prior to November 1, 2025, the Adviser agreed to voluntarily limit the management fee of the Balanced Fund to 0.80%, the Small Cap Dividend Growth Fund to 0.85% (prior to March 1, 2025, the limitation was 0.90%), the International Growth Fund to 0.85%, the Developing Markets Growth Fund to 0.95%, the Dividend Growth Fund to 0.70%, the Global Dividend Growth Fund to 1.00% and the ESG Growth Fund to 1.00% for the period through October 31, 2025 of the Fund’s daily average net assets, respectively.

SIA is obligated to pay all of the Funds’ expenses (excluding extraordinary expenses, stock transfer taxes, interest, brokerage commissions, 12b-1 fees and other transaction charges relating to investing activities).

In addition to the annual management fees, the Class S shares of the Dividend Growth, Global Dividend Growth, ESG Growth and Small Cap Dividend Growth Funds also have a 0.25% annual distribution (12b-1) fee, which is used to pay for distribution fees related to the sale and distribution of such shares.

Transactions with affiliates

The Adviser, affiliates of the Adviser, directors and officers of the Funds as a whole owned the following shares as of June 30, 2026:

	Shares	% Shares Outstanding
Balanced Fund	465,367	24.0
Dividend Growth Fund	1,983,166	14.7
Global Dividend Growth Fund	569,488	29.4
Large Cap Growth Fund	1,084,984	36.7
ESG Growth Fund	471,475	88.1
Mid Cap Growth Fund	4,091,982	49.6
Small Cap Dividend Growth Fund	1,171,348	48.7
Small Cap Growth Fund	1,094,376	62.9
International Growth Fund	752,693	59.4
Developing Markets Growth Fund	317,556	62.4

56	FINANCIAL STATEMENTS AND OTHER INFORMATION

(5)  Credit Facility

The Funds, together with the 4 bond Sit Mutual Funds managed by SIA, are borrowers in a $20 million credit facility (Credit Facility) maturing November 24, 2026. The Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Under the terms of the Credit Facility, each Fund shall pay interest charged on any borrowings made by the Fund. During the year ended June 30, 2026, the Funds did not use the Credit Facility.

(6)  Capital Share Activity

Short-Term Trading (Redemption) Fees

The Funds (except the Balanced Fund) charge a redemption fee equal to 2.00% of the proceeds on shares held for less than 30 calendar days. The fee is retained by the Fund for the benefit of its long-term shareholders and accounted for as an addition to paid in capital. For the year ended June 30, 2026, the Funds received the following redemption fees:

	Class I	Class S
Large Cap Growth Fund	$175	$—
Mid Cap Growth Fund	329	—
Small Cap Growth Fund	850	—
Developing Markets Growth Fund	2	—

JUNE 30, 2026	57

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

Sit Mutual Funds, Inc.

Sit Large Cap Growth Fund

Sit Mid Cap Growth Fund:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Sit Balanced Fund, Sit Dividend Growth Fund, Sit Global Dividend Growth Fund, Sit ESG Growth Fund, Sit Small Cap Dividend Growth Fund, Sit Small Cap Growth Fund, Sit International Growth Fund, Sit Developing Markets Growth Fund (each a series of Sit Mutual Funds, Inc.), Sit Large Cap Growth Fund, and Sit Mid Cap Growth Fund (collectively, the Funds), including the schedules of investments, as of June 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of June 30, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2026, by correspondence with custodians, transfer agents and brokers, or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP

We have served as the auditor of one or more Sit Mutual Funds investment companies since 1982.

Columbus, Ohio

August 19, 2026

58	FINANCIAL STATEMENTS AND OTHER INFORMATION

FEDERAL TAX INFORMATION (Unaudited)

Sit Equity Funds

For corporate shareholders, the percentage of investment income (dividend income and short-term gains, if any), for each of the Funds that qualify for the Dividends Received Deductions for the period of July 1, 2025 to June 30, 2026 is as follows:

Fund	Percentage
Balanced Fund	30.1%
Dividend Growth Fund	100.0
Global Dividend Growth Fund	94.3
Large Cap Growth Fund	0.0
ESG Growth Fund	100.0
Mid Cap Growth Fund	0.0
Small Cap Dividend Growth Fund	95.6
Small Cap Growth Fund	0.0
International Growth Fund	7.7
Developing Markets Growth Fund	13.6

For the year ended June 30, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided by the American Taxpayer Relief Act of 2012. Of the distributions made by the following Funds, the corresponding percentages represent the amount of each distribution which may qualify for the lower dividend income tax rates.

Fund	Percentage
Balanced Fund	35.2%
Dividend Growth Fund	100.0
Global Dividend Growth Fund	100.0
Large Cap Growth Fund	0.0
ESG Growth Fund	100.0
Mid Cap Growth Fund	0.0
Small Cap Dividend Growth Fund	97.3
Small Cap Growth Fund	0.0
International Growth Fund	100.0
Developing Markets Growth Fund	100.0

The following Funds designated the listed amounts as long-term capital gain dividends during the year ended June 30, 2026. Distributable long-term gains are based on net realized long term gains determined on a tax basis and may differ from such amounts for financial reporting purposes.

Fund	Amount
Balanced Fund	$1,396,342
Dividend Growth Fund	19,342,438
Global Dividend Growth Fund	1,759,877
Large Cap Growth Fund	12,189,961
ESG Growth Fund	164,923
Mid Cap Growth Fund	17,263,568
Small Cap Dividend Growth Fund	1,863,254
Small Cap Growth Fund	13,816,613
International Growth Fund	81,086
Developing Markets Growth Fund	388,447

JUNE 30, 2026	59

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING

A description of the policies and procedures that the Adviser uses to vote proxies related to the Funds’ portfolio securities is set forth in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.sitfunds.com, without charge by calling 800-332-5580 and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. The Funds’ proxy voting record is available without charge by calling 800-332-5580 and on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June.

QUARTERLY SCHEDULES OF INVESTMENTS

Each Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of investments, as filed on Form N-PORT, is also available on its website at www.sitfunds.com, or without charge by calling 800-332-5580.

60	FINANCIAL STATEMENTS AND OTHER INFORMATION

Financial Statements and Other Information June 30, 2026 1-800-332-5580 www.sitfunds.com Sit Mutual Funds SIT STOCK 06-2026 INVESTMENT ADVISER Sit Investment Associates, Inc. 80 S. Eighth Street Suite 3300 Minneapolis, MN 55402 CUSTODIAN The Bank Of New York Mellon 111 Sanders Creek Parkway Syracuse, NY 13057 TRANSFER AGENT AND DISBURSING AGENT Sit Mutual Funds Attention: 534459 500 Ross Street, 154-0520 Pittsburgh, PA 15262 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM KPMG LLP Columbus, OH GENERAL COUNSEL Faegre Drinker Biddle & Reath LLP Minneapolis, MN 417218-

Item 8:  Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9:  Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Fiscal year ended June 30, 2026

Name of Director	Aggregate Renumeration Paid by all 14 of the Sit Mutual Funds
Edward M. Giles	$62,000
Sidney L. Jones	$72,000
Bruce C. Lueck	$62,000
Donald W. Phillips	$62,000
Barry N. Winslow	$62,000

Item 11:  Statement Regarding Basis for Approval of Investment Advisory Contract.

None. The Board of Directors did not approve the investment advisory contracts during the Registrant’s most recent fiscal half-year. Investment advisory contracts were approved by the Board of Directors in October 2026.

Item 12:  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13:  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14:  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15:  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.

Item 16:  Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term in defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18:  Recovery of Erroneously Awarded Compensation.

None.

Item 19: Exhibits.

(a)(1) None.

(a)(2) Not applicable.

(a)(3) A separate certification from the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (certification required by Section 302 of the Sarbanes-Oxley Act of 2002) are attached as an exhibit hereto.

(b) The certification required by Rule 30a-2(b) under the Investment Company Act of 1940 (certification required by Section 906 of the Sarbanes-Oxley Act of 2002) is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mid Cap Growth Fund, Inc.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President

Date August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President

Date August 21, 2026
By (Signature and Title)	/s/ Roger J. Sit
Roger J. Sit
Chairman and President

Date August 21, 2026